As filed with the Securities and Exchange Commission on February 28, 1996

                                                                File No. 2-92548
                                                               File No. 811-4079
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         Pre-Effective Amendment No. __                     [ ]


                        Post-Effective Amendment No. 12                     [X]


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]


                                Amendment No. 12                            [X]


                       JOHN HANCOCK SPECIAL EQUITIES FUND
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)


            101 HUNTINGTON AVENUE, BOSTON, MASSACHUSETTS 02199-7603
            -------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's Telephone Number: 617-375-1700
                                                 ------------

                     Name and Address of Agent for Service:
                               ------------------
                                Thomas H. Drohan
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                                Boston, MA 02199

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:


     immediately upon filing pursuant to paragraph (b) of Rule 485

  x  on March 1, 1996 pursuant to paragraph (b) of Rule 485

     60 days after filing pursuant to paragraph (a) of Rule 485 on (date) pursuant to paragraph (a) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. A Rule 24f-2 Notice for the Registrant's most recent fiscal year on November 17, 1995.

                             CROSS REFERENCE SHEET


           Pursuant to Rule 495(b) under the Securities Act of 1933
               Item Number                               Statement of Additional
            Form N-1A Part A    Prospectus Caption       Information Caption
            ----------------    ------------------       -------------------
                 1              Front Cover Page                 *

                 2              Expense Information;             *
                                The Fund's Expenses;
                                Shares Price;
                                Additional Services and
                                Programs

                 3              The Fund's Financial             *
                                History Performance

                 4              Investment Objectives and        *
                                Policies; Organization and
                                Management of the Fund

                 5              Organization and Management      *
                                of the Fund; The Fund's
                                Expenses

                 6              Organization and Management of   *
                                Fund; Distribution and Taxes;
                                How to Redeem Shares;
                                Additional Services and Programs

                 7              Who Can Buy Shares;              *
                                How to Buy Shares;
                                Shares Price; Additional
                                Services and Programs

                 8              How to Redeem Shares             *

                 9              Not Applicable                   *

               Item Number                              Statement of Additional
            Form N-1A Part A    Prospectus Caption      Information Caption
            ----------------    ------------------      -------------------
                 10                  *                  Front Cover Page

                 11                  *                  Table of Contents

                 12                  *                  Organization of the Fund

                 13                  *                  Investment Objective and
                                                        Policies; Investment
                                                        Restrictions

                 14                  *                  Those Responsible for
                                                        Management

                 15                  *                  Those Responsible for
                                                        Management

                 16                  *                  Investment Advisory and
                                                        Other Services;
                                                        Distribution Contract;
                                                        Transfer Agent Services;
                                                        Custody of Portfolio;
                                                        Independent Auditors

                 17                  *                  Brokerage Allocation

                 18                  *                  Description of the Fund's
                                                        Shares

                 19                  *                  Net Asset Value; Additional
                                                        Services and Programs

                 20                  *                  Tax Status

                 21                  *                  Distribution Contract

                 22                  *                  Calculation of Performance

                 23                  *                  Financial Statements

JOHN HANCOCK
SPECIAL
EQUITIES
FUND


CLASS A AND CLASS B
PROSPECTUS
MARCH 1, 1996

------------------------------------------------------------------------------
TABLE OF CONTENTS
                                                                          Page
                                                                          ----
Expense Information ....................................................     2
The Fund's Financial Highlights ........................................     3
Investment Objective and Policies ......................................     5
Organization and Management of the Fund ................................     7
Alternative Purchase Arrangements ......................................     8
The Fund's Expenses ....................................................    10
Dividends and Taxes ....................................................    10
Performance ............................................................    12
How to Buy Shares ......................................................    13
Share Price ............................................................    14
How to Redeem Shares ...................................................    19
Additional Services and Programs .......................................    22

    This Prospectus sets forth information about John Hancock Special Equities Fund (the "Fund"), a diversified fund, that you should know before investing. Please read and retain it for future reference.

    Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC"). You can obtain a copy of the Fund's Statement of Additional Information, dated March 1, 1996 and incorporated by reference into this Prospectus, free of charge by writing or telephoning: John Hancock Investor Services Corporation, P.O. Box 9116, Boston, Massachusetts 02205-9116, 1-800-225-5291, (1-800-554-6713 TDD).


    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION
    The purpose of the following information is to help you understand the various fees and expenses you will bear, directly or indirectly, when you purchase Fund shares. The operating expenses included in the table and hypothetical example below are based on actual fees and expenses for the Class A and Class B shares of the Fund for the fiscal year ended October 31, 1995. Actual fees and expenses may be greater or less than those indicated.

                                                                                                      CLASS A      CLASS B
                                                                                                      SHARES*      SHARES*
                                                                                                      -------      -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales charge imposed on purchases (As a percentage of offering price) ...............          5.00%        None
Maximum sales charge imposed on reinvested dividends ........................................           None        None
Maximum deferred sales charge ...............................................................           None**     5.00%
Redemption fee + ............................................................................           None        None
Exchange fee ................................................................................           None        None

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
Management fee + ............................................................................          0.82%       0.82%
12b-1 fee*** ................................................................................          0.30%       1.00%
Other expenses ..............................................................................          0.36%       0.38%

Total Fund operating expenses ...............................................................          1.48%       2.20%

  * The information set forth in the foregoing table relates only to the Class A shares and Class B shares. As of the date of this Prospectus, the Trustees have authorized the issuance of three classes of the Fund, designated as Class
    A, Class B and Class C. Class C shares are only offered to certain institutional investors and are described in a separate prospectus which can be obtained by calling John Hancock Investors Services Corporation at 1-800-437-9312.
 ** No sales charge is payable at the time of purchase on investments in Class A shares of $1 million or more, but for these investments a contingent deferred sales charge may be imposed, as described below under the caption "Share
    Price," in the event of certain redemption transactions within one year of purchase.
*** The amount of the 12b-1 fee used to cover service expenses will be up to 0.25% of the Fund's average net assets, and the remaining portion will be used to cover distribution expenses. See "The Fund's Expenses."
  + Redemption by wire fee (currently $4.00) not included.
 ++ The calculation of the management fee is based on average net assets for the fiscal year ended October 31, 1995. See
    "The Fund's Expenses."

                         EXAMPLE:                                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
You would pay the following expenses for the indicated period of years on a hypothetical $1,000 investment, assuming a 5% annual return:
Class A Shares ............................................................     $64        $ 94        $127        $218
Class B Shares
  -- Assuming complete redemption at end of period ........................     $72        $ 99        $138        $235
  -- Assuming no redemption ...............................................     $22        $ 69        $118        $235

You would pay the following expenses for the indicated period of years on a hypothetical $1,000 investment in Class C shares, assuming a 5% annual return; 1 year $10; 3 years $32; 5 years $56; and 10 years $124.


(This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.)

    The Fund's payment of a distribution fee may result in a long-term shareholder indirectly paying more than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Rules of Fair Practice.

    The management and 12b-1 fees referred to above are more fully explained in this Prospectus under the caption "The Fund's Expenses" and in the Statement of Additional Information under the captions "Investment Advisory and Other Services" and "Distribution Contract."

THE FUND'S FINANCIAL HIGHLIGHTS
    The following table of Financial Highlights has been audited by Ernst & Young LLP, the Fund's independent auditors whose unqualified report is included in the Fund's 1995 Annual Report and is included in the Statement of Additional Information. Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders, which may be obtained free of charge by writing or telephoning John Hancock Investor Services Corporation ("Investor Services") at the address or telephone number listed on the front page of this Prospectus.
    Selected data for each class of shares outstanding throughout each period indicated are as follows:

                                                                            YEAR ENDED OCTOBER 31,
                                ---------------------------------------------------------------------------------------------------
                                 1995         1994        1993       1992       1991     1990      1989     1988     1987     1986
                                -----       -----       -----      -----      -----    -----     -----    -----    -----     -----
CLASS A
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning
    of Period ...............  $16.11      $16.13      $10.99     $ 9.71     $ 4.97   $ 6.38    $ 4.89   $ 4.30   $ 6.08    $ 5.21
                               ------      ------      ------     ------     ------   ------    ------   ------   ------    ------
  Net Investment Loss (a) ...   (0.18)(b)   (0.21)(b)   (0.20)(b)  (0.19)(b)  (0.10)   (0.12)     0.01     0.04    (0.03)    (0.03)
                               ------      ------      ------     ------     ------   ------    ------   ------   ------    ------
  Net Realized and Unrealized
    Gain (Loss) on
    Investments .............    6.22        0.19        5.43       2.14       4.84    (1.27)     1.53     0.55    (1.26)     0.93
                               ------      ------      ------     ------     ------   ------    ------   ------   ------    ------
    Total from Investment
      Operations ............    6.04       (0.02)       5.23       1.95       4.74    (1.39)     1.54     0.59    (1.29)     0.90
                               ------      ------      ------     ------     ------   ------    ------   ------   ------    ------
  Less Distributions:
  Dividends from Net
    Investment Income .......    --          --          --         --         --      (0.02)    (0.05)    --       --     (0.02)
  Distributions from Net
    Realized Gain on
    Investments Sold ........    --          --         (0.09)     (0.67)      --       --        --       --      (0.45)    (0.01)
  Distributions from Capital
    Paid-In .................    --          --          --         --         --       --        --       --      (0.04)     --
                               ------      ------      ------     ------     ------   ------    ------   ------   ------    ------
    Total Distributions .....    --          --         (0.09)     (0.67)      --      (0.02)    (0.05)    --      (0.49)    (0.03)
                               ------      ------      ------     ------     ------   ------    ------   ------   ------    ------
  Net Asset Value, End of
    Period ..................  $22.15      $16.11      $16.13     $10.99     $ 9.71   $ 4.97    $ 6.38   $ 4.89   $ 4.30    $ 6.08
                               ======      ======      ======     ======     ======   ======    ======   ======   ======    ======
      Total Investment Return
        at Net Asset Value
        (a)(f) ..............   37.49%      (0.12%)     47.83%     20.25%     95.37%  (21.89%)   31.82%   13.72%  (28.68%)   17.38%
                               ------      ------      ------     ------     ------   ------    ------   ------   ------    ------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period
    (000's omitted) ........ $555,655    $310,625    $296,793    $44,665    $19,713   $8,166   $12,285  $11,714  $10,637   $13,780
  Ratio of Expenses to
    Average Net Assets (a) ..    1.48%       1.62%       1.84%      2.24%      2.75%    2.63%     1.50%    1.50%    1.50%     1.50%
  Ratio of Net Investment
    Income (Loss) to Average
    Net Assets (a) ..........   (0.97)      (1.40%)     (1.49%)    (1.91%)    (2.12%)  (1.58%)    0.47%    0.82%   (0.57%)  (0.57%)
  Portfolio Turnover Rate ...      82%         66%         33%       114%       163%     113%      115%      91%      93%      64%

CLASS B (c)
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning
    of Period ...............    $15.97       $16.08       $12.30
                                 ------       ------       ------
  Net Investment Loss .......     (0.31)(b)    (0.30)(b)    (0.18)(b)
  Net Realized and Unrealized
    Gain on Investments .....      6.15         0.19         3.96
                                 ------       ------       ------
    Total from Investment
      Operations ............      5.84        (0.11)        3.78
                                 ------       ------       ------
  Net Asset Value, End of
    Period ..................    $21.81       $15.97       $16.08
                                 ======       ======       ======
      Total Investment Return
        at Net Asset Value(f)     36.57%       (0.68%)      30.73%(d)
                                  -----        -----        -----
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period
    (000's omitted) .........  $454,934     $191,979     $158,281
  Ratio of Expenses to
    Average Net Assets ......      2.20%        2.25%        2.34%*
  Ratio of Net Investment
    Loss to Average Net
    Assets ..................     (1.69%)      (2.02%)      (2.03%)*
  Portfolio Turnover Rate ...        82%          66%          33%

THE FUND'S FINANCIAL HIGHLIGHTS -- CONTINUED

                                       YEAR ENDED OCTOBER 31,
                                       ----------------------
                                  1995         1994         1993
                                  -----        -----        -----
CLASS C (e)
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning
    of Period ...............    $16.20       $16.14       $14.90
                                 ------       ------       ------
  Net Investment Loss .......     (0.09)(b)    (0.13)(b)    (0.03)(b)
  Net Realized and Unrealized
    Gain on
    Investments .............      6.29         0.19         1.27
                                 ------       ------       ------
    Total from Investment
      Operations ............      6.20         0.06         1.24
                                 ------       ------       ------
  Net Asset Value, End of
    Period ..................    $22.40       $16.20       $16.14
                                 ======       ======       ======
      Total Investment Return
        at Net Asset Value(f)     38.27%        0.37%        8.32%(d)
                                 ------       ------       ------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period
    (000's omitted) .........   $13,701      $ 7,123      $ 2,838
  Ratio of Expenses to
    Average Net Assets ......      1.01%        1.11%        1.45%*
  Ratio of Net Investment
    Loss to Average Net
    Assets ..................     (0.50%)      (0.89%)      (1.35%)*
  Portfolio Turnover Rate ...        82%          66%          33%

 *  On an annualized basis.

(a) Reflects expense limitation in effect during the years ended October 31, 1986 through 1991 (see Note B to the financial statements in the Statement of Additional Information). As a result of such limitations, expenses of the
    Fund for the years ended October 31, 1991, 1990, 1989, 1988, 1987 and 1986 reflect reductions of $.002, $.02, $.03,
    $.07, $.04 and $.09, respectively. Absent of such limitation, for the years ended Octoer 31, 1991, 1990, 1989, 1988,
    1987 and 1986, the ratio of net expenses would have been 2.79%, 2.95%, 2.57%, 2.94%, 2.23% and 3.47%, respectively, and the ratio of net investment income (loss) to average net assets would have been (2.16%), (1.90%), (0.60%),
    (0.62%), (1.30%) and (2.55%), respectively. Without the limitation, total investment return would be lower.

(b) On average month end shares outstanding.

(c) Class B shares commenced operations on March 1, 1993.

(d) Not annualized.

(e) Class C shares commenced operations on September 1, 1993.

(f) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

 THE FUND SEEKS GROWTH OF
 CAPITAL BY INVESTING
 PRIMARILY IN THE EQUITY
 SECURITIES OF EMERGING
 GROWTH AND SPECIAL
 SITUATION COMPANIES.

INVESTMENT OBJECTIVE AND POLICIES
The investment objective of the Fund is to seek growth of capital by investing in a diversified portfolio of equity securities consisting primarily of emerging growth companies and of companies in "special situations," collectively referred to as "Special Equities." In seeking to achieve this objective, the Fund will invest at least 65% of its total assets in Special Equities. The potential for growth of capital will be the basis for selection of portfolio securities. Current income will not be a factor in this selection. The Fund's investments will be subject to the market fluctuation and risks inherent in all securities. There is no assurance that the Fund will achieve its investment objective.


 THE FUND'S INVESTMENTS
 IN SPECIAL EQUITIES WILL
 BE PRIMARILY IN COMMON
 STOCK BUT MAY ALSO
 INCLUDE PREFERRED STOCK,
 SECURITIES CONVERTIBLE
 INTO COMMON STOCK,
 RIGHTS, WARRANTS,
 FOREIGN SECURITIES WITH
 THE SAME CHARACTERISTICS
 AS SPECIAL EQUITIES AND
 AMERICAN DEPOSITARY
 RECEIPTS (ADRS).

The Fund may also invest in:

    -- equity securities of established companies that John Hancock Advisers, Inc. (the "Adviser") believes to offer growth potential.

    -- cash or investment grade corporate debt securities (debt securities which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Services, Inc. -- Aaa, Aa, A or Baa or Standard & Poor's Rating Group -- AAA, AA, A or BBB), money market instruments or securities of the United States Government or its agencies or instrumentalities ("government securities"), for temporary defensive purposes or to provide for anticipated redemptions of the Fund's shares. Debt securities rated Baa or BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken capacity to pay interest and repay principal. If the rating of a debt security is reduced below Baa or BBB, the Adviser will consider whatever action is appropriate consistent with the Fund's investment objectives and policies.


 THE FUND SEEKS TO
 IDENTIFY EMERGING GROWTH
 COMPANIES WHICH CAN SHOW
 SUSTAINED INCREASES IN
 EARNINGS.

The emerging growth companies whose securities are selected for the Fund's portfolio will generally have annual gross sales of greater than $100 million, although companies with smaller sales which, in the opinion of the Adviser, have significant growth potential may also be selected. Thus, there is no requirement that a company have annual sales of a pre-selected minimum amount before the Fund will invest in its securities. In many cases, a company may not yet be profitable when the Fund invests in its securities.

The Fund seeks emerging growth companies that either occupy a dominant position in an emerging industry or have a significant and growing market share in a large, fragmented industry. The Fund seeks to invest in those companies with potential for high growth, stable earnings, ability to self-finance, a position of industry leadership, and strong, visionary management. The Adviser believes that, while these companies present above-average risks, properly selected emerging growth companies have the potential to increase their earnings at rates substantially in excess of the growth of earnings of other companies. This increase in earnings is likely to enhance the value of an emerging growth company's equity securities.

The Fund may invest in equity securities of companies in special situations that the Adviser believes present opportunities for capital growth. A company is in a "special situation" when an unusual and possibly non-repetitive development is anticipated or is taking place. Since every special situation involves, to some extent, a break with past experience, the uncertainties in the appraisal of the future value of the company's equity securities and risk of possible decline in value of the Fund's investment are significant.

The Fund may effect portfolio transactions without regard to holding periods, if the Adviser judges these transactions to be advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. The Fund does not generally consider the length of time it has held a particular security in making its investment decisions. Portfolio turnover rates of the Fund for recent years are shown in the section "The Fund's Financial Highlights."


 THE FUND IS DESIGNED FOR
 INVESTORS WHO ARE
 WILLING TO ASSUME
 GREATER THAN USUAL RISKS
 IN THE HOPE OF REALIZING
 GREATER THAN USUAL RETURNS.

The Fund is not intended as a complete investment program. The Fund's shares are suitable for investment by persons who can invest without concern for current income, who are in a financial position to assume above-average investment risk, and who are prepared to experience above-average fluctuations in net asset value over the intermediate and long term. Emerging growth companies and companies in special situations will usually not pay dividends.

Generally, emerging growth companies will have high price/earnings ratios in relation to the market. A high price/earnings ratio generally indicates that the market value of a security is especially sensitive to developments that could affect the company's potential for future earnings. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Emerging growth companies may have operating histories of fewer than three years.

Full development of the potential of emerging growth companies frequently takes time. For this reason, the Fund should be considered a long-term investment and not a vehicle for seeking short-term profits and income.

The securities in which the Fund invests will often be traded in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. They may be subject to wide fluctuations in market value. The trading market for any given security may be sufficiently thin as to make it difficult for the Fund to dispose of a substantial block of such securities. The disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgment, such disposition is not desirable or to make many small sales over a lengthy period of time.


 THE FUND MAY EMPLOY
 CERTAIN INVESTMENT
 STRATEGIES TO HELP
 ACHIEVE ITS INVESTMENT
 OBJECTIVES.

FOREIGN SECURITIES. The Fund may invest in U.S. dollar-denominated securities of foreign issuers which are traded in the United States. ADRs (sponsored and unsponsored) are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation, and are designed for trading in United States securities markets. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the United States and, therefore, there may not be a correlation between that information and the market value of an unsponsored ADR. Investment in foreign securities may involve risks not present in domestic investments. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. They can also be affected by political or financial instability abroad.


RESTRICTED SECURITIES. The Fund may purchase restricted securities including those eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 (The "Securities Act"). The Trustees will monitor the Fund's investments in these securities, focusing on certain factors, including valuation, liquidity and availability of information. Purchases of other restricted securities are subject to an investment restriction limiting all illiquid securities held by the Fund to not more than 15% of the Fund's net assets.

LENDING OF SECURITIES. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the loaned securities. As a result, the Fund may incur a loss or in the event of the borrower's bankruptcy, may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value in excess of 33 1/3% of its total assets.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back to the seller at a higher price. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral.

INVESTMENT RESTRICTIONS. The Fund has adopted certain investment restrictions which are detailed in the Statement of Additional Information, where they are designated as fundamental or non-fundamental. The Fund's investment objective and those fundamental restrictions may not be changed without shareholder approval. All other investment policies and restrictions are non-fundamental and can be changed by a vote of the Trustees without shareholder approval. The Fund's portfolio turnover rates for recent years are shown in the section "The Fund's Financial Highlights."



 BROKERS ARE CHOSEN BASED
 ON BEST PRICE AND
 EXECUTION.


When choosing brokerage firms to carry out the Fund's transactions, the Adviser gives primary consideration to execution at the most favorable prices, taking into account the broker's professional ability and quality of service. Consideration may also be given to the broker's sales of Fund shares. Pursuant to procedures established by the Trustees, the Adviser may place securities transactions with brokers affiliated with the Adviser. These brokers include Tucker Anthony Incorporated, John Hancock Distributors, Inc. and Sutro & Company, Inc. They are indirectly owned by John Hancock Mutual Life Insurance Company (the "Life Company"), which in turn indirectly owns the Adviser.


ORGANIZATION AND MANAGEMENT OF THE FUND

 THE TRUSTEES ELECT
 OFFICERS AND RETAIN THE
 INVESTMENT ADVISER WHO
 IS RESPONSIBLE FOR THE
 DAY-TO-DAY OPERATIONS OF
 THE FUND, SUBJECT TO THE
 TRUSTEES' POLICIES AND
 SUPERVISION.


The Fund is a diversified open-end management investment company organized as a Massachusetts business trust in 1984. The Fund has an unlimited number of authorized shares of beneficial interest. The Fund's Declaration of Trust permits the Trustees to create and classify shares of beneficial interest into separate series of the Fund. The Fund's Declaration of Trust also permits the Trustees, to classify and reclassify any series or portfolio of shares into one or more classes.

Accordingly, the Trustees have authorized the issuance of three classes of the Fund, designated as Class A, Class B, and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemption, dividends and liquidation. However, each class of shares bears different distribution fees, and Class A and Class B shareholders have exclusive voting rights with respect to their distribution plans.

Shareholders have certain rights to remove Trustees. The Fund is not required to hold annual shareholder meetings, although special meetings may be held for such purposes as electing or removing Trustees, changing fundamental investment restrictions and policies or approving a management contract. The Fund, under certain circumstances, will assist in shareholder communications with other shareholders.


 JOHN HANCOCK ADVISERS,
 INC. ADVISES INVESTMENT
 COMPANIES HAVING A TOTAL
 ASSET VALUE OF MORE THAN
 $16 BILLION.

The Adviser was organized in 1968 and is a wholly-owned indirect subsidiary of the Life Company, a financial services company. The Adviser provides the Fund, and other investment companies in the John Hancock group of funds, with investment research and portfolio management services. John Hancock Funds, Inc. ("John Hancock Funds") distributes shares for all of the John Hancock funds through selected broker-dealers ("Selling Brokers"). Certain Fund officers are also officers of the Adviser and John Hancock Funds. Pursuant to an order granted by the Securities and Exchange Commission, the Fund has adopted a deferred compensation plan for its independent Trustees which allows Trustees' fees to be invested by the Fund in other John Hancock funds.

Day-to-day management of the Fund is carried out by Michael P. DiCarlo, supported by an investment team of sector and global specialists from the Adviser's equity group. Mr. DiCarlo also manages John Hancock Special Opportunities Fund and oversees the Ad- viser's equity management operation. Mr. DiCarlo is Executive Vice President of the Adviser and has been associated with the Adviser since 1984.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.


ALTERNATIVE PURCHASE ARRANGEMENTS

 AN ALTERNATIVE PURCHASE
 PLAN ALLOWS YOU TO
 CHOOSE THE METHOD OF
 PAYMENT THAT IS BEST FOR YOU.


You can purchase shares of the Fund at a price equal to their net asset value per share plus a sales charge. At your election, this charge may be imposed either at the time of the purchase (see "Initial Sales Charge Alternative -- Class A Shares") or on a contingent deferred basis (see "Contingent Deferred Sales Charge Alternative -- Class B Shares"). If you do not specify on your account application the class of shares you are purchasing, it will be assumed that you are investing in Class A shares.



 INVESTMENTS IN CLASS A
 SHARES OF THE FUND ARE
 SUBJECT TO AN INITIAL
 SALES CHARGE.

CLASS A SHARES. If you elect to purchase Class A shares, you will incur an initial sales charge unless the amount you purchase is $1 million or more. If you purchase $1 million or more of Class A shares, you will not be subject to an initial sales charge, but you will incur a sales charge if you redeem your shares within one year of purchase. Class A shares are subject to ongoing distribution and service fees at a combined annual rate of up to .30% of the Fund's average daily net assets attributable to the Class A shares. Certain purchases of Class A shares qualify for reduced initial sales charges. See "Share Price -- Qualifying for a Reduced Sales Charge."


 INVESTMENTS IN CLASS B
 SHARES ARE SUBJECT TO A
 CONTINGENT DEFERRED
 SALES CHARGE.


CLASS B SHARES. You will not incur a sales charge when you purchase Class B shares, but the shares are subject to a sales charge if you redeem them within six years of purchase (the "contingent deferred sales charge" or the "CDSC"). Class B shares are subject to ongoing distribution and service fees at a combined annual rate of up to 1.00% of the Fund's average daily net assets attributable to the Class B shares. Investing in Class B shares permits all of your dollars to work from the time you make your investment, but the higher ongoing distribution fee will cause these shares to have higher expenses than Class A shares. To the extent that any dividends are paid by the Fund, these higher expenses will also result in lower dividends than those paid on Class A shares.

Class B shares are not available to full-service defined contribution plans administered by Investors Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.


 YOU SHOULD CONSIDER
 WHICH CLASS OF SHARES
 WOULD BE MORE BENEFICIAL
 INVESTMENT FOR YOU.

FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE
The alternative purchase arrangement allows you to choose the most beneficial way to buy shares given the amount of purchase, the length of time you expect to hold your shares and other circumstances. You should consider whether, during the anticipated life of your Fund investment, the CDSC and accumulated fees on Class B shares would be less than the initial sales charge and accumulated fees on Class A shares purchased at the same time; and to what extent this differential would be offset by the Class A shares' lower expenses. To help you make this determination, the table under the caption "Expense Information" on page 2 of this Prospectus shows examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial if you qualify for a reduced sales charge. See "Share Price -- Qualifying for a Reduced Sales Charge".

Class A shares are subject to lower distribution and service fees and, accordingly, pay correspondingly higher dividends per share, to the extent any dividends are paid. However, because initial sales charges are deducted at the time of purchase, you would not have all of your funds invested initially and, therefore, would initially own fewer shares. If you do not qualify for reduced initial sales charges and expect to maintain your investment for an extended period of time, you might consider purchasing Class A shares. This is because the accumulated distribution and service charges on Class B shares may exceed the initial sales charge and accumulated distribution and service charges on Class A shares during the life of your investment.

Alternatively, you might determine that it is more advantageous to purchase Class B shares to have all of your funds invested initially. However, you will be subject to higher distribution fees and, for a six-year period, a CDSC.

In the case of Class A shares, the distribution expenses that John Hancock Funds incurs in connection with the sale of the shares will be paid from the proceeds of the initial sales charge and the ongoing distribution and service fees. In the case of Class B shares, the expenses will be paid from the proceeds of the ongoing distribution and service fees, as well as from the CDSC incurred upon redemption within six years of purchase. The purpose and function of the Class B shares' CDSC and ongoing distribution and service fees are the same as those of the Class A shares' initial sales charge and ongoing distribution and service fees.

Dividends, if any, on Class A and Class B shares will be calculated in the same manner, at the same time and on the same day they will also be in the same amount, except for differences resulting from each class bearing only its own distribution and service fees and shareholder meeting expenses. See "Dividends and Taxes."

THE FUND'S EXPENSES

For managing its investment and business affairs, the Fund pays a fee to the Adviser which for the 1995 year was 0.82% of the Fund's average daily net assets. The investment management fee is higher than the fees paid to most mutual funds but comparable to fees paid by those funds with investment objectives similar to that of the Fund.



 THE FUND PAYS
 DISTRIBUTION AND SERVICE
 FEES FOR MARKETING AND
 SALES-RELATED
 SHAREHOLDER SERVICING.


The Class A and Class B shareholders have adopted distribution plans (each a "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). Under these Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% of the Class A shares' average daily net assets and an aggregate annual rate of up to 1.00% of the Class B shares' average daily net assets. In each case, up to 0.25% is for service expenses and the remaining amount is for distribution expenses. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses. The service fees are paid to compensate Selling Brokers and others providing personal and account maintenance services to shareholders.

In the event John Hancock Funds is not fully reimbursed for payments it makes or expenses it incurs under the Class A Plan, these expenses will not be carried beyond one year from the date they were incurred. These unreimbursed expenses under the Class B Plan will be carried forward together with interest on the balance of these unreimbursed expenses.

For the fiscal year ended October 31, 1995 an aggregate of $15,131,619 of distribution expenses or 5.42%, of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees in prior periods.

Information on the Fund's total expenses is in the Fund's Financial Highlights section of the prospectus.

DIVIDENDS AND TAXES

Dividends from the Fund's net investment income and capital gains are generally declared and paid at least annually. Dividends are reinvested in additional shares of your class unless you elect the option to receive cash. If you elect the cash option and the U.S. Postal Service cannot deliver your checks, your election will be converted to the reinvestment option. Because of the higher expenses associated with Class B shares, any dividends on these shares will be lower than those on the Class A shares. See "Share Price."

TAXATION. Dividends from the Fund's net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends from the Fund's net long-term capital gains are taxable as long-term capital gains. These dividends are taxable whether received in cash or reinvested in additional shares. Certain dividends may be paid in January of a given year, but they may be taxable as if you received them the previous December. Corporate shareholders may be entitled to take a corporate dividends received deduction for dividends received by the Fund from U.S. domestic corporations, subject to certain restrictions in the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will send you a statement by January 31 showing the tax status of the dividends you received for the prior year.

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund will not be subject to Federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders within the time period prescribed by the Code. When you redeem (sell) or exchange shares, you may realize a taxable gain or loss.

The Fund anticipates that it will be subject to foreign withholding taxes or other foreign taxes on certain foreign investments which will reduce the yield or return from these investments. However, if more than 50% of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations and if the Fund so elects, shareholders will include in their gross incomes their pro-rata shares of qualified foreign taxes paid by the Fund and may be entitled subject to certain conditions and limitations under the Code, to claim a Federal income tax credit or deduction for their share of these taxes.

On the account application, you must certify that your social security or other taxpayer identification number you provide is correct and that you are not subject to backup withholding of Federal income tax. If you do not provide this information, or are otherwise subject to this withholding, the Fund may be required to withhold 31% of your dividends and the proceeds of redemptions and exchanges.

In addition to Federal taxes, you may be subject to state, local or foreign taxes with respect to your investments in and distributions from the Fund. Non-U.S. shareholders and tax exempt shareholders are subject to a different tax treatment not described above. In many states, a portion of the Fund's dividends that represents interest received by the Fund on direct U.S. Government Obligations may be exempt from tax. You should consult your tax adviser for specific advice.

PERFORMANCE


 THE FUND MAY ADVERTISE
 ITS TOTAL RETURN.


Total return shows the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming the reinvestment of all dividends. Cumulative total return shows the Fund's performance over a period of time. Average annual total return shows the cumulative return divided over the number of years included in the period. Because average annual total return tends to smooth out variations in performance, you should recognize that it is not the same as actual year-to-year results.

Total return calculations for Class A shares generally include the effect of paying the maximum sales charge (except as shown in "The Fund's Financial Highlights"). Investments at a lower sales charge would result in higher performance figures. Total return for the Class B shares reflects the deduction of the applicable CDSC imposed on a redemption of shares held for the applicable period (except as shown in "The Fund's Financial Highlights"). All calculations assume that all dividends are reinvested at net asset value on the reinvestment dates during the periods. The total return of Class A and Class B shares will be calculated separately, and, because each class is subject to different expenses, the total return may differ with respect to that class for the same period. The relative performance of the Class A and Class B shares will be affected by a variety of factors, including the higher operating expenses attributable to the Class B shares, whether the Fund's investment performance is better in the earlier or later portions of the period measured and the level of net assets of the Classes during the period. The Fund will include the total return of Class A, Class B and Class C in any advertisement or promotional materials including Fund performance data. The value of the Fund's shares, when redeemed, may be more or less than their original cost. Total return is an historical calculation and is not an indication of future performance. See "Factors to Consider in Choosing an Alternative."

HOW TO BUY SHARES
------------------------------------------------------------------------------------------------
  The minimum initial investment in Class A and Class B shares is $1,000 ($250 for group investments and retirement plans). Complete the Account Application attached to this
  Prospectus. Indicate whether you are purchasing Class A or Class B shares. If you do not specify which class of shares you are purchasing, Investor Services will assume that you are investing in Class A shares.
------------------------------------------------------------------------------------------------


 OPENING AN ACCOUNT.


------------------------------------------------------------------------------------------------
  BY CHECK                  1. Make your check payable to John Hancock Investor Services
                               Corporation.
                            2. Deliver the completed application and check to your registered representative, or Selling Broker, or mail it directly to Investor
                               Services.
----------------------------------------------------------------------------------------------------
  BY WIRE                   1. Obtain an account number by contacting your registered
                               representative or Selling Broker, or by calling 1-800-225-5291.
                            2. Instruct your bank to wire funds to:
                                 First Signature Bank & Trust
                                 John Hancock Deposit Account No. 900000260
                                 ABA Routing No. 211475000
                                 For Credit To: John Hancock Special Equities Fund
                                 (Class A or Class B shares)
                                 Your Account Number
                                 Name(s) under which account is registered
                            3. Deliver the completed application to your registered representative or Selling Broker or mail it directly to Investor Services.
----------------------------------------------------------------------------------------------------


 BUYING ADDITIONAL CLASS
 A AND CLASS B SHARES.


----------------------------------------------------------------------------------------------------
  MONTHLY AUTOMATIC         1. Complete the "Automatic Investing" and "Bank Information" sections
  ACCUMULATION                 on the Account Privileges Application designating a bank account
  PROGRAM (MAAP)               from which your funds may be drawn.
                            2. The amount you elect to invest will be automatically withdrawn from your bank or credit union account.
----------------------------------------------------------------------------------------------------
  BY TELEPHONE              1. Complete the "Invest-By-Phone" and "Bank Information" sections on the Account Privileges Application designating a bank account from which your funds may be drawn. Note that in order to invest by phone, your account must be in a bank or credit union that is a member of the Automated Clearing House system (ACH).
                            2. After your authorization form has been processed, you may purchase additional Class A or Class B shares by calling Investor Services toll-free at 1-800-225-5291.
                            3. Give the Investor Services representative the name(s) in which your account is registered, the Fund name, the class of shares you own, account number, and the amount you wish to invest.
                            4. Your investment normally will be credited to your account the business day following your phone request.
----------------------------------------------------------------------------------------------------

 BUYING ADDITIONAL CLASS
 A AND CLASS B SHARES.
 (CONTINUED)

----------------------------------------------------------------------------------------------------
  BY CHECK                  1. Either complete the detachable stub included on your account statement or include a note with your investment listing the name of the Fund, the class, your account number and the name(s) in which the account is registered.
                            2. Make your check payable to John Hancock Investor Services
                               Corporation.
                            3. Mail the account information and check to:
                                 John Hancock Investor Services Corporation
                                 P.O. Box 9115
                                 Boston,MA 02205-9115
                               or deliver it to your registered representative or Selling Broker.
----------------------------------------------------------------------------------------------------
  BY WIRE                   Instruct your bank to wire funds to:
                                 First Signature Bank & Trust
                                 John Hancock Deposit Account No. 900000260
                                 ABA Routing No. 211475000
                                 For credit to: John Hancock Special Equities Fund
                                 (Class A or Class B shares)
                                 Your Account Number
                                 Name(s) under which account is registered
----------------------------------------------------------------------------------------------------
  Other Requirements: All purchases must be made in U.S. dollars. Checks written on foreign banks will delay purchases until U.S. funds are received and a collection charge may be imposed. Shares of the Fund are priced at the offering price based on the net asset value computed after John Hancock Funds receives notification of the dollar equivalent from the
  Fund's custodian bank. Wire purchases normally take two or more hours to complete and, to be accepted the same day, must be received by 4:00 p.m. New York time. Your bank may or may not charge a fee to wire funds. Telephone transactions are recorded to verify information. Share certificates are not issued unless a request is made in writing to Investor Services.
------------------------------------------------------------------------------------------------
  Institutional Investors: Certain institutional investors may purchase Class C shares of the
  Fund, which have no sales charge or 12b-1 fee. See "Institutional Investors" for further information.
------------------------------------------------------------------------------------------------

 YOU WILL RECEIVE ACCOUNT
 STATEMENTS THAT YOU
 SHOULD KEEP TO HELP WITH
 YOUR PERSONAL
 RECORDKEEPING.


You will receive a statement of your account after any transaction that affects your share balance or registration (statements related to reinvestment of dividends and automatic investment/withdrawal plans will be sent to you quarterly). A tax information statement will be mailed to you by January 31 of each year.

SHARE PRICE

 THE OFFERING PRICE OF
 YOUR SHARES IS THE NET
 ASSET VALUE PLUS A SALES
 CHARGE, IF APPLICABLE,
 WHICH WILL VARY WITH THE
 PURCHASE ALTERNATIVE YOU  CHOOSE.


The net asset value per share (the "NAV") is the value of one share. The NAV is calculated by dividing the net assets of each class by the number of outstanding shares of that class. The NAV of each class can differ. Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing sevices or, at a fair value as determined in good faith according to procedures approved by the Trustees. Short-Term debt investments maturing within 60 days are valued at amortized cost which the Board of Trustees have determined to approximate market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available or, the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value. The NAV is calculated once daily as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally at 4:00 p.m., New York time) on each day that the Exchange is open.


Shares of the Fund are sold at the offering price based on the NAV computed after your investment request is received in good order by John Hancock Funds. If you buy shares of the Fund through a Selling Broker, the Selling Broker must receive your investment before the close of regular trading on the New York Stock Exchange and transmit it to John Hancock Funds before its close of business to receive that day's offering price.

INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES. The offering price you pay for Class A shares of the Fund equals the NAV plus a sales charge as follows:

                                                                                         COMBINED
                                                              SALES CHARGE              REALLOWANCE            REALLOWANCE TO
                                     SALES CHARGE            AS A PERCENTAGE          AND SERVICE FEE         SELLING BROKER AS
       AMOUNT INVESTED             AS A PERCENTAGE               OF THE               AS A PERCENTAGE          A PERCENTAGE OF
   (INCLUDING SALES CHARGE)       OF OFFERING PRICE          AMOUNT INVESTED        OF OFFERING PRICE(+)       OFFERING PRICE(*)
   ------------------------       -----------------          ---------------      -----------------------     -----------------
Less than $50,000                       5.00%                     5.26%                    4.25%                    4.01%
$50,000 to $99,999                      4.50%                     4.71%                    3.75%                    3.51%
$100,000 to $249,999                    3.50%                     3.63%                    2.85%                    2.61%
$250,000 to $499,999                    2.50%                     2.56%                    2.10%                    1.86%
$500,000 to $999,999                    2.00%                     2.04%                    1.60%                    1.36%
$1,000,000 and over                     0.00%(**)                 0.00%(**)                    (***)                0.00%(***)


  (*) Upon notice to Selling Brokers with whom it has sales agreements, John Hancock Funds may reallow an amount up to the full applicable sales charge. A Selling Broker to whom substantially the entire sales charge is reallowed may be deemed to be an underwriter under the Securities Act of 1933.
 (**) No sales charge is payable at the time of purchase of Class A shares of $1 million or more, but a CDSC may be imposed, in the event of certain redemption transactions made within one year of purchase.
(***) John Hancock Funds may pay a commission and the first year's service fee (as described in (+) below) to Selling Brokers who initiate and are responsible for purchases of $1 million or more in the aggregate as follows: 1% on sales up to
      $4,999,999, 0.50% on the next $5 million and 0.25% on $10 million and over.
  (+) At the time of sale, John Hancock Funds pays to Selling Brokers the first year's service fee in advance, in an amount equal to 0.25% of the net assets invested in the Fund. Thereafter, it pays the service fee periodically in arrears in an amount up to 0.25% of the Fund's average annual net assets. Selling Brokers receive the fee as compensation for providing personal and account maintenance services to shareholders.

Sales charges ARE NOT APPLIED to any dividends that are reinvested in additional Class A shares of the Fund.

John Hancock Funds will pay certain affiliated Selling Brokers at an annual rate of up to 0.05% of the daily net assets of the accounts attributable to these brokers.


Under certain circumstances described below, investors in Class A shares may be entitled to pay reduced sales charges. See "Qualifying for a Reduced Sales Charge" below.


CONTINGENT DEFERRED SALES CHARGE -- INVESTMENTS OF $1 MILLION OR MORE IN CLASS A SHARES. Purchases of $1 million or more of Class A shares will be made at net asset value with no initial sales charge, but if the shares are redeemed within 12 months after the end of the calendar month in which the purchase was made (the CDSC period), a CDSC will be imposed. The rate of the CDSC will depend on the amount invested as follows:


             AMOUNT INVESTED                                        CDSC RATE
            ----------------                                        ---------
$1 million to $4,999,999                                              1.00%
Next $5 million to $9,999,999                                         0.50%
Amounts of $10 million and over                                       0.25%


Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994 and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the above rate.

The CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the redeemed Class A shares. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional Class A shares.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first made from any shares in your account that are not subject to the CDSC. The CDSC is waived on redemption in certain circumstances. See "Waiver of Contingent Deferred Sales Charge" below.



 YOU MAY QUALIFY FOR A
 REDUCED SALES CHARGE ON
 YOUR INVESTMENTS IN
 CLASS A SHARES.


QUALIFYING FOR A REDUCED SALES CHARGE. If you invest more than $50,000 in Class A shares of the Fund or a combination of John Hancock funds, (except money market funds) you may qualify for a reduced sales charge on your investments in Class A shares through a LETTER OF INTENTION. You may also be able to use the ACCUMULATION PRIVILEGE and COMBINATION PRIVILEGE to take advantage of the value of your previous investments in shares of the John Hancock funds in meeting the breakpoints for a reduced sales charge. For the ACCUMULATION PRIVILEGE and COMBINATION PRIVILEGE, the applicable sales charge will be based on the total of:


1.  Your current purchase of Class A shares of the Fund;

2. The net asset value (at the close of business on the previous day) of (a) all Class A shares of the Fund you hold, and (b) all Class A shares of any other John Hancock funds you hold; and

3. The net asset value of all shares held by another shareholder eligible to combine his or her holdings with you into a single "purchase."

EXAMPLE:


If you hold Class A shares of a John Hancock fund with a net asset value of $20,000 and, subsequently, invest $30,000 in Class A shares of the Fund, the sales charge on this subsequent investment would be 4.50% and not 5.00%. This is the rate that would otherwise be applicable to investments of less than $50,000. See "Initial Sales Charge Alternative -- Class A Shares."



 CLASS A SHARES MAY BE
 AVAILABLE WITHOUT A
 SALES CHARGE TO CERTAIN
 INDIVIDUALS AND
 ORGANIZATIONS.

If you are in one of the following categories, you may purchase Class A shares of the Fund without paying a sales charge:

* A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family of any of the foregoing; or any Fund, pension, profit sharing or other benefit plan for the individuals described above.


* Any state, county, city or any instrumentality, department, authority, or agency of these entities that is prohibited by applicable investment laws from paying a sales charge or commission when it purchases shares of any registered investment management company.*


* A bank, trust company, credit union, savings institution or other depository institution, its trust departments or common trust funds if it is purchasing $1 million or more for non-discretionary customers or accounts.*


* A broker, dealer, financial planner, consultant or registered investment adviser that has entered into an agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

* A former participant in an employee benefit plan with John Hancock Funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

* A member of an approved affinity group financial services plan.*


----------
* For investments made under these provisions, John Hancock Funds may make a payment out of its own resources to the Selling Broker in an amount not to exceed 0.25% of the amount invested.

Class A shares of the Fund may also be purchased without a sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.


CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE -- CLASS B SHARES. Class B shares are offered at net asset value per share without an initial sales charge, so that your entire investment will go to work at the time of purchase. However, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates set forth below. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. Accordingly, you will not be assessed a CDSC on increases in account value above the initial purchase price, including shares derived from dividend reinvestment.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period or those you acquired through reinvestment of dividends, and next from the shares you have held the longest during the six-year period. The CDSC is waived on redemptions in certain circumstances. See the discussion "Waiver of Contingent Deferred Sales Charges" below.


EXAMPLE:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time, your CDSC will be calculated as follows:

* Proceeds of 50 shares redeemed at $12 per share                     $600
* Minus proceeds of 10 shares not subject to CDSC because
  they were acquired through dividend reinvestment (10 x $12)         -120
* Minus appreciation on remaining shares, also not subject to
  CDSC (40  x $2)                                                     - 80
                                                                      ----
* Amount subject to CDSC                                              $400


Proceeds from the CDSC are paid to John Hancock Funds. John Hancock Funds uses them to defray its expenses related to providing the Fund with distribution services in connection with the sale of the Class B shares, such as compensating Selling Brokers for selling these shares. The combination of the CDSC and the distribution and service fees makes it possible for the Fund to sell Class B shares without an initial sales charge.

The amount of the CDSC, if any, will vary depending on the number of years from the time you purchase your Class B shares until the time you redeem them. Solely for purposes of determining the holding period, any payments you make during the month will be aggregated and deemed to have been made on the last day of the month.


                                                    CONTINGENT DEFERRED SALES
YEAR IN WHICH CLASS B SHARES                        CHARGE AS A PERCENTAGE OF
 REDEEMED FOLLOWING PURCHASE                      DOLLAR AMOUNT SUBJECT TO CDSC
 ---------------------------                      -----------------------------
First                                                         5.0%
Second                                                        4.0%
Third                                                         3.0%
Fourth                                                        3.0%
Fifth                                                         2.0%
Sixth                                                         1.0%
Seventh and thereafter                                        None

A commission equal to 3.75% of the amount invested and a first year's service fee equal to 0.25% of the amount invested are paid to Selling Brokers. The initial service fee is paid in advance at the time of sale for the provision of personal and account maintenance services to shareholders during the twelve months following the sale, and thereafter the service fee is paid in arrears.


 UNDER CERTAIN
 CIRCUMSTANCES, THE CDSC
 ON CLASS B AND CERTAIN
 CLASS A SHARE
 REDEMPTIONS WILL BE
 WAIVED.


WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The CDSC will be waived on redemptions of Class B shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

* Redemptions of Class B shares made under a Systematic Withdrawal Plan (see "How to Redeem Shares"), as long as your annual redemptions do not exceed 10% of your account value at the time you established your Systematic Withdrawal Plan and 10% of the value of subsequent investments (less redemptions) in that account at the time you notify Investor Services. This waiver does not apply to Systematic Withdrawal Plan redemptions of Class A shares that are subject to a CDSC.


* Redemptions made to effect distributions from an Individual Retirement Account either before or after age 59 1/2, as long as the distributions are based on your life expectancy or the joint-and-last survivor life expectancy of you and your beneficiary. These distributions must be free from penalty under the Code.

* Redemptions made to effect mandatory distributions under the Code after age 70 1/2 from a tax-deferred retirement plan.

* Redemptions made to effect distributions to participants or beneficiaries from certain employer-sponsored retirement plans including those qualified under Section 401(a) of the Code, custodial accounts under Section 403(b)(7) of the Code and deferred compensation plans under Section 457 of the Code. The waiver also applies to certain returns of excess contributions made to these plans. In all cases, the distributions must be free from penalty under the Code.

* Redemptions due to death or disability.

* Redemptions made under the Reinvestment Privilege, as described in "Additional Services and Programs" of this Prospectus.

* Redemptions made pursuant to the Fund's right to liquidate your account if you own fewer than 50 shares.

* Redemptions made in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions from certain IRA and retirement plans which purchased shares prior to October 1, 1992.

If you qualify for a CDSC waiver under one of these situations, you must notify Investor Services either directly or through your Selling Broker at the time you make your redemption. The waiver will be granted once Investor Services has confirmed that you are entitled to the waiver.


CONVERSION OF CLASS B SHARES. Your Class B shares and an appropriate portion of reinvested dividends on those shares will be converted into Class A shares automatically. This will occur no later than the month following eight years after the shares were purchased, and will result in lower annual distribution fees. If you exchanged Class B shares into this Fund from another John Hancock fund, the calculation will be based on the time you purchased the shares in the original fund. The Fund has been advised that the conversion of Class B shares to Class A shares should not be taxable for Federal income tax purposes, and should not change your tax basis or tax holding period for the converted shares.


HOW TO REDEEM SHARES


You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next NAV calculated after your redemption request is received in good order by Investor Services less any applicable CDSC. The Fund may hold payment until reasonably satisfied that investments recently made by check or Invest-by-Phone have been collected (which may take up to 10 calendar days).

Once your shares are redeemed, the Fund generally sends you payment on the next business day. When you redeem your shares you may realize a taxable gain or loss, depending usually on the difference between what you paid for them and what you receive for them, subject to certain tax rules. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to three business days or longer, as permitted by Federal securities laws.



 TO ASSURE ACCEPTANCE OF
 YOUR REDEMPTION REQUEST,
 PLEASE FOLLOW THESE
 PROCEDURES.


------------------------------------------------------------------------------
  BY TELEPHONE         All  Fund shareholders are eligible automatically for
                       privilege. Call 1-800-225-5291, from 8:00 A.M. to
                       4:00 P.M. (New York time), Monday through Friday, excluding days on which the New York Stock Exchange is closed. Investor Services employs the following procedures to confirm that instructions received by telephone are genuine. Your name, the account number, taxpayer identification number applicable to the account and other relevant information may be requested. In addition, telephone instructions are recorded.


                       You may redeem up to $100,000 by telephone, but the address on the account must not have changed for the last 30 days. A check will be mailed to the exact name(s) and address shown on the account.


                       If reasonable procedures, such as those described above, are not followed, the Fund may be liable for any loss due to unauthorized or fraudulent telephone instructions. In all other cases, neither the Fund nor Investor Services will be liable for any loss or expense for acting upon telephone instructions made according to the telephone transaction procedures mentioned above.


                       Telephone redemption is not available for IRAs or other tax-qualified retirement plans or shares of the Fund that are in certificate form.

                       During periods of extreme economic conditions or market changes, telephone requests may be difficult to implement due to a large volume of calls. During these times you should consider placing redemption requests in writing or using EASI-Line. EASI-Line's telephone number is 1-800-338-8080.

------------------------------------------------------------------------------

  BY WIRE If you have a telephone redemption form on file with the Fund, redemption proceeds of $1,000 or more can be wired on the next business day to your designated bank account, and a fee (currently $4.00) will be deducted. You may also use electronic funds transfer to your assigned bank account, and the funds are usually collectible after two business days. Your bank may or may not charge for this service. Redemptions of less than $1,000 will be sent by check or electronic funds transfer.

                       This feature may be elected by completing the "Telephone Redemption" section on the Account Privileges Application included with this Prospectus.

------------------------------------------------------------------------------
  IN WRITING           Send a stock power or letter of instruction
                       specifying the name of the Fund, the dollar amount or the number of shares to be redeemed, your name, class of shares, your account number and the additional requirements listed below that apply to your particular account.

------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  TYPE OF REGISTRATION                        REQUIREMENTS
  --------------------                        ------------
  Individual, Joint Tenants, Sole             A letter of instruction signed (with titles, where
    Proprietorship, Custodial                 applicable) by all persons authorized to sign for
    (Uniform Gifts or Transfer to             the account, exactly as it is registered, with the
    Minors Act), General Partners.            signature(s) guaranteed.

  Corporation, Association                    A letter of instruction and a corporate resolution,
                                              signed by person(s) authorized to act on the
                                              account, with the signature(s) guaranteed.

  Trusts                                      A letter of instruction signed by the Trustee(s)
                                              with the signature(s) guaranteed. (If the Trustee's
                                              name is not registered on your account, also provide
                                              a copy of the trust document, certified within the
                                              last 60 days.)

  If you do not fall into any of these registration categories please call 1-800-225-5291 for further instructions.
----------------------------------------------------------------------------------------------------


 WHO MAY GUARANTEE YOUR
 SIGNATURE.

--------------------------------------------------------------------------------
A signature guarantee is a widely accepted way to protect you and the Fund by verifying the on your request. It may not be provided by a notary public. If the net asset value of the shares redeemed is $100,000 or less, John Hancock Funds may guarantee the signature. The following institutions may provide you with a signature guarantee, provided that the institution meets credit standards established by Investor Services: (i) a bank; (ii) a securities broker or dealer, including a government or municipal securities broker or dealer, that is a member of a clearing corporation or meets certain net capital requirements;
(iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association; or (v) a national securities exchange, a registered securities exchange or a clearing agency.
--------------------------------------------------------------------------------


 ADDITIONAL INFORMATION
 ABOUT REDEMPTIONS.

--------------------------------------------------------------------------------


  THROUGH YOUR BROKER        Your broker may be able to initiate the redemption.
                             Contact your broker for instructions.

--------------------------------------------------------------------------------

If you have certificates for your shares, you must submit them with your stock power or a letter of instruction. Unless you specify to the contrary, any outstanding Class A shares will be redeemed before Class B shares. You may not redeem certified shares by telephone.


Due to the proportionately high cost of maintaining smaller accounts, the Fund reserves the right to redeem at net asset value all shares in an account which holds fewer than 50 shares (except accounts under retirement plans) and to mail the proceeds to the shareholder or the transfer agent may impose an annual fee of $10.00. No account will be involuntarily redeemed or additional fee imposed, if the value of the account is in excess of the Fund's minimum initial investment. No CDSC will be imposed on involuntary redemptions of shares.


Shareholders will be notified before these redemptions are to be made or this fee is imposed and will have 30 days to purchase additional shares to bring their account balance up to the required minimum. Unless the number of shares acquired by additional purchases and any dividend reinvestments exceeds the number of shares redeemed, repeated redemptions from a smaller account may eventually trigger this policy.

--------------------------------------------------------------------------------

ADDITIONAL SERVICES AND PROGRAMS


EXCHANGE PRIVILEGE


 YOU MAY EXCHANGE SHARES
 OF THE FUND FOR SHARES
 OF THE
 SAME CLASS OF ANOTHER
 JOHN HANCOCK FUND.


If your investment objective changes, or if you wish to achieve further diversification, John Hancock offers other funds with a wide range of investment goals. Contact your registered representative or Selling Broker and request a prospectus for the John Hancock funds that interest you. Read the prospectus carefully before exchanging your shares. You can exchange shares of each class of the Fund only for shares of the same class of another John Hancock fund. For this purpose, John Hancock funds with only one class of shares will be treated as Class A whether or not they have been so designated.


Exchanges between funds which are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Class B shares of the Fund that are subject to a CDSC may be exchanged into Class B shares of another John Hancock fund without incurring the CDSC; however, the shares will be subject to the CDSC schedule of the shares acquired (except that exchanges into John Hancock Short-Term Strategic Income Fund, John Hancock Intermediate Maturity Government Fund and John Hancock Limited-Term Government Fund will be subject to the initial fund's CDSC). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.However, if you exchange Class B shares purchased prior to January 1, 1994 for Class B shares of any other John Hancock fund, you will continue to be subject to the CDSC schedule that was in effect at your initial purchase date.

The Fund reserves the right to require you to keep previously exchanged shares (and reinvested dividends) in the Fund for 90 days before you are permitted a new exchange. The Fund may also terminate or alter the terms of the exchange privilege upon 60 days' notice to shareholders.


An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares in another for Federal income tax purposes. An exchange may result in a taxable gain or loss.

When you make an exchange, your account registration in both the existing and new account must be identical. The exchange privilege is available only in states where the exchange can be made legally.

Under exchange agreements with John Hancock Funds, certain dealers, brokers and investment advisers may exchange their clients' Fund shares, subject to the terms of those agreements and John Hancock Funds' right to reject or suspend those exchanges at any time. Because of the restrictions and procedures under those agreements, the exchanges may be subject to timing limitations and other restrictions that do not apply to exchanges requested by shareholders directly, as described above.


Because Fund performance and shareholders can be hurt by excessive trading, the Fund reserves the right to terminate the exchange privilege for any person or group that, in John Hancock Funds' judgment, is involved in a pattern of exchanges that coincide with a "market timing" strategy that may disrupt the Fund's ability to invest effectively according to its investment objective and policies, or might otherwise affect the Fund and its shareholders adversely. The Fund may also temporarily or permanently terminate the exchange privilege for any person who makes seven or more exchanges out of the Fund per calendar year. Accounts under common control or ownership will be aggregated for this purpose. Although the Fund will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time.

BY TELEPHONE
1. When you complete the application for your initial purchase of Fund shares, you automatically authorize exchanges by telephone unless you check the box indicating that you do not wish to have the telephone exchange privilege.


2. Call 1-800-225-5291. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.


3. Your name, the account number, taxpayer identification number applicable to the account and other relevant information may be requested. In addition, telephone instructions are recorded.

IN WRITING
1. In a letter request an exchange and list the following:
   -- the name and class of the Fund whose shares you currently own
   -- your account number
   -- the name(s) in which the account is registered
   -- the name of the fund in which you wish your exchange to be invested -- the number of shares, all shares or the dollar amount you wish to exchange
Sign your request exactly as the account is registered.


2. Mail the request and information to:
     John Hancock Investor Services Corporation
     P.O. Box 9116
     Boston, Massachusetts 02205-9116


REINVESTMENT PRIVILEGE

 IF YOU REDEEM SHARES OF
 THE FUND, YOU MAY BE
 ABLE TO REINVEST ALL OR
 PART OF THE PROCEEDS IN
 SHARES OF THIS FUND OR
 ANOTHER JOHN HANCOCK
 FUND WITHOUT PAYING AN
 ADDITIONAL SALES CHARGE.

1. You will not be subject to a sales charge on Class A shares that you reinvest in a John Hancock fund that is otherwise subject to a sales charge, as long as you reinvest within 120 days from the redemption date. If you paid a CDSC upon a redemption, you may reinvest at net asset value in the same class of shares from which you redeemed within 120 days. Your account will be credited with the amount of the CDSC previously charged, and the reinvested shares will continue to be subject to a CDSC. The holding period of the shares you acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption will include the holding period of the redeemed shares.

2. Any portion of your redemption may be reinvested in Fund shares or in shares of other John Hancock funds, subject to the minimum investment limit of that fund.


3. To reinvest, you must notify Investor Services in writing. Include the Fund
   (s) name, account number and class from which your shares were originally redeemed.


SYSTEMATIC WITHDRAWAL PLAN


 YOU CAN PAY ROUTINE
 BILLS FROM YOUR ACCOUNT
 OR MAKE PERIODIC
 DISBURSEMENTS FROM YOUR
 RETIREMENT ACCOUNT TO
 COMPLY WITH IRS
 REGULATIONS.


1. You can elect the Systematic Withdrawal Plan at any time by completing the Account Privilege Application which is attached to this Prospectus. You can also obtain this application from your registered representative or by calling 1-800-225-5291.


2. To be eligible, you must have at least $5,000 in your account.

3. Payments from your account can be made monthly, quarterly, semi-annually or annually or on a selected monthly basis, to yourself or any other designated payee.

4. There is no limit on the number of payees you may authorize, but all payments must be made at the same time or intervals.

5. It is not advantageous to maintain a Systematic Withdrawal Plan concurrently with purchases of additional Class A or Class B shares, because you may be subject to initial sales charges on your purchases of Class A shares or a CDSC on your redemptions of Class B shares. In addition, your redemptions are taxable events.


6. Redemptions will be discontinued if the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason.

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP)


 YOU CAN MAKE AUTOMATIC
 INVESTMENTS AND SIMPLIFY
 YOUR INVESTING.


1. You can authorize an investment to be withdrawn automatically each month from your bank for investment in Fund shares under the "Automatic Investing" and "Bank Information" sections of the Account Privileges Application.

2. You can also authorize automatic investing through payroll deduction by completing the "Direct Deposit Investing" section of the Account Privileges Application.

3. You can terminate your Monthly Automatic Accumulation Program at any time.


4. There is no charge to you for this program, and there is no cost to the Fund.


5. If you have payments withdrawn from a bank account and we are notified that the account has been closed, your withdrawals will be discontinued.


GROUP INVESTMENT PROGRAM

 ORGANIZED GROUPS OF AT
 LEAST FOUR PERSONS MAY
 ESTABLISH ACCOUNTS.

1. An individual account will be established for each participant, but the initial sales charge for Class A shares will be based on the aggregate dollar amount of all participants' investments. To determine how to qualify for this program, contact your registered representative or call 1-800-225-5291.

2. The initial aggregate investment of all participants in the group must be at least $250.

3. There is no additional charge for this program. There is no obligation to make investments beyond the minimum, and you may terminate the program at any time.


RETIREMENT PLANS
1. You may use the Fund for various types of qualified retirement plans, including Individual Retirement Accounts, Keogh plans (H.R. 10), pension and profit sharing Plans (including 401(k) plans), Tax-Sheltered Annuity retirement plans (403(b) or TSA plans), and Section 457 plans.

2. The initial investment minimum or aggregate minimum for any of these plans is $250. However, accounts being established as group IRA, SEP, SARSEP, TSA, 401(k) and Section 457 plans will be accepted without an initial minimum investment.

JOHN HANCOCK SPECIAL EQUITIES FUND


  INVESTMENT ADVISER
  John Hancock Advisers, Inc.
  101 Huntington Avenue
  Boston, Massachusetts 02199-7603

  PRINCIPAL DISTRIBUTOR
  John Hancock Funds, Inc.
  101 Huntington Avenue
  Boston, Massachusetts 02199-7603

  CUSTODIAN
  Investors Bank & Trust Company
  24 Federal Street
  Boston, Massachusetts 02110

  TRANSFER AGENT
  John Hancock Investor Services Corporation
  P.O. Box 9116
  Boston, Massachusetts 02205-9116


  INDEPENDENT AUDITORS
  Ernst & Young LLP
  200 Clarendon Street
  Boston, Massachusetts 02116



HOW TO OBTAIN INFORMATION
ABOUT A PORTFOLIO

For: Service Information
     Telephone Exchange   call 1-800-225-5291
     Telephone Redemption
     Investment-by-Phone
For: TDD                  call 1-800-554-6713



JHD-- 1800P 3-96



JOHN HANCOCK
SPECIAL
EQUITIES
FUND


CLASS A AND B SHARES
PROSPECTUS

MARCH 1, 1996



A MUTUAL FUND SEEKING TO ACHIEVE GROWTH OF CAPITAL BY INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES PRIMARILY OF EMERGING GROWTH COMPANIES AND OF COMPANIES IN SPECIAL SITUATIONS.

101 HUNTINGTON AVENUE
BOSTON, MASSACHUSETTS 02199-7603
TELEPHONE 1-800-225-5291

[recycle symbol]  Printed on Recycled Paper

                       JOHN HANCOCK SPECIAL EQUITIES FUND

                       CLASS A, CLASS B and CLASS C SHARES

                       Statement of Additional Information


                                  March 1, 1996

         This Statement of Additional Information provides information about John Hancock Special Equities Fund (the "Fund") in addition to the information that is contained in the Fund's Class A and Class B Shares Prospectus and Class C Shares Prospectus (together, the "Prospectuses"), both dated March 1, 1996.


         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Fund's Prospectuses, copies of which can be obtained free of charge by writing or telephoning:

                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116
                                 1-800-225-5291

                                TABLE OF CONTENTS


                                                      Statement of
                                                       Additional
                                                      Information
                                                           Page

Organization of the Fund                                     2
Investment Objective and Policies                            2
Investment Restrictions                                      5
Ratings                                                      8
Those Responsible for Management                            10
Investment Advisory and Other Services                      16
Distribution Contracts                                      19
Net Asset Value                                             21
Initial Sales Charge on Class A Shares                      21
Deferred Sales Charge on Class B Shares                     23
Special Redemptions                                         23
Additional Services and Programs                            24
Description of the Fund's Shares                            25
Tax Status                                                  26
Calculation of Performance                                  28
Brokerage Allocation                                        30
Transfer Agent Services                                     31
Custody of Portfolio                                        31
Independent Auditors                                        32
Financial Statements                                        --

ORGANIZATION OF THE FUND

         John Hancock Special Equities Fund (the "Fund") is a diversified open-end management investment company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. The Fund was organized in 1984 by John Hancock Advisers, Inc. (the "Adviser"). The Adviser is an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. On March 1, 1991, the Fund changed its name from "John Hancock Special Equities Trust."

INVESTMENT OBJECTIVE AND POLICIES

         The Fund's investment objective is to seek growth of capital by investing in a diversified portfolio of equity securities consisting primarily of emerging growth companies and of companies in "special situations," collectively referred to as "Special Equities." For a discussion of the Fund's investment objective and policies, investors should refer to the description in the Fund's Prospectuses under the caption "Investment Objective and Policies." There is no assurance that the Fund will achieve its investment objective. Although the Fund may receive current income from dividends, interest and other sources, income is an incidental consideration to seeking capital growth.

         The Fund will invest at least 65% of its total assets in Special Equities. The balance of the Fund's portfolio may be invested in:

         - equity securities of established companies believed by the Adviser to offer growth potential.

         - cash or high-quality corporate debt securities, money market instruments or securities of the United States Government or its agencies or instrumentalities ("government securities"), if, in the opinion of the Adviser, prevailing economic or market conditions require a temporary defensive posture.

         - cash, money market instruments and government securities, in such proportions as the Trustees and the officers of the Fund deem appropriate to provide for anticipated redemptions of the Fund's shares.

         Special Equities, particularly equity securities of emerging growth companies, may have limited marketability due to thin markets in which the volume of trading for such securities is low or due to the fact that there are only a few market makers for such securities. Such limited marketability may make it difficult for the Fund to dispose of a large block of such securities. To satisfy redemption requests or other needs for cash, the Fund may have to sell these securities prematurely or at a discount from market prices or to make many small and more costly sales over a lengthy period of time. Investments by the Fund may be in existing as well as new issues of securities and may be subject to wide fluctuations in market value. The Fund will not concentrate its investments in any particular industry.

         The Fund anticipates that its investments generally will be in securities of companies which it considers to reflect the following characteristics:

         - Share prices which do not appear to take into account adequately the underlying value of the company's assets or which appear to reflect substantial undervaluation due to factors such as prospective reversal of an unfavorable industry trend, lack of investor recognition or disappointing earnings believed to be temporary in comparison with previous earnings trends;

         - Growth potential due to technological advances or discoveries, new methods in marketing or production, the offering of new or unique products or services, changes in demand for products or services or other significant new developments; or

         - Existing, contemplated or possible changes in management or management policies, corporate structure or control, capitalization or the existence or possibility of some other circumstances which could be expected to have a favorable impact on earnings or market price of such company's shares.

         The Fund is intended to provide an opportunity for investors who are not ordinarily in a position to perform the specialized type of research or analysis involved in investing in Special Equities and who may not be able to invest sufficient assets in such companies to provide wide diversification.

         The following is a description of the non-equity securities in which the Fund may invest for defensive purposes or to provide for anticipated redemptions of Fund shares:

         Corporate debt securities are those corporate debt securities issued by United States corporations payable in United States dollars. The Fund will only invest in corporate debt securities which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa) or Standard & Poor's Rating Group ("S&P") (AAA, AA, A or BBB).

         Money market instruments are either commercial paper (which refers to promissory notes issued by corporations to finance their short-term credit needs) or certificates of deposit (which are certificates issued against funds deposited in a bank). The Fund will invest in commercial paper rated Prime-1 by Moody's or A-1 by S&P. These commercial paper ratings are the highest assigned by the two rating agencies. It will also invest in certificates of deposit which are issued by U.S. banks having assets of $1 billion or more and which mature in one year or less from the date of acquisition.

         Government securities include Treasury Notes, Bonds and Bills which are direct obligations of the U.S. Government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the United States Treasury or supported by the issuer's right to borrow from the Treasury and may be backed by the credit of the federal agency or instrumentality itself.

Repurchase Agreement Transactions. The Fund may enter into repurchase agreements with respect to its portfolio securities. The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and could experience losses, including a possible decline in the value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period, and the expense of enforcing its rights.

         There may be additional risks inherent in the Fund's investment objective and policies. Some of these risks are described in the Prospectuses under the caption "Investment Objective and Policies." For example, if the Fund were to assume substantial positions in particular securities with limited trading markets, such positions could have an adverse effect upon the liquidity and marketability of such securities and the Fund may not be able to dispose of its holdings in these securities at then current market prices. Circumstances could also exist (to satisfy redemption requests, for example) when portfolio securities could have to be sold by the Fund at times which otherwise would be considered disadvantageous so that the Fund would receive lower proceeds from such sales than it might otherwise have expected to realize. Investment in securities which are "restricted" in the hands of the Fund (see the discussion below under the caption "Investment Restrictions") could involve added expense to the Fund should the Fund be required to bear registration costs and could involve delays in disposing of such securities. Such delays could have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions.


         The Fund may effect portfolio transactions without regard to holding periods if, in the Adviser's judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. Thus, the Fund may at times make investments which result in recognition of short-term capital gains. However, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and, accordingly, intends to limit its short-term trading so that less than 30% of its gross income each taxable year will be derived from gains realized on the sale or other disposition of securities held for less than three months. Fund to be treated as a regulated investment company, may at certain times prevent the Fund from realizing capital gains on securities held for less than three months. See "Tax Status."

         The rate of portfolio turnover cannot be predicted with assurance and may vary from year to year. Future turnover rates will be governed by the availability of investment opportunities, the desirability of continuing to hold a portfolio security and cash requirements for redemptions of Fund shares. The portfolio turnover rate for the years ended October 31, 1995, 1994, 1993, and 1992 was 82%, 66%, 33%, and 114%, respectively.


Debt Securities and Money Market Instruments. The Fund may purchase or sell debt securities (including U.S. corporate bonds and notes, and obligations issued or guaranteed by the U.S. or foreign governments or their agencies or instrumentalities) and money market instruments (including short-term debt obligations payable in U.S. dollars issued by certain banks, savings and loan associations and corporations) without regard to the length of time the security has been held to take advantage of short-term differentials in yields. The Fund will only purchase securities meeting the requirements, including rating qualifications, stated in the Prospectuses. See the discussion under "Ratings" below. General changes in prevailing interest rates will affect the value of the debt securities and money market instruments held by the Fund, the value of which will vary inversely to the changes in such rates. For example, if interest rates rise after a security is purchased, the value of the security would decline.

INVESTMENT RESTRICTIONS


Fundamental Investment Restrictions. The following investment restrictions will not be changed without approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectuses and this Statement of Additional Information, means approval by the lesser of (1) 67% or more of the Fund's shares represented at a meeting if at least 50% of Fund's outstanding shares are present in person or by proxy at the meeting or (2) 50% of the Fund's outstanding shares.


The Fund observes the following fundamental restrictions:

         The Fund may not:

         (1) Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, and forward foreign exchange contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policy, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph (3) below, are not deemed to be senior securities.

         (2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

         (3) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value.

         (4) Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

         (5) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies that invest in real estate or interests therein.

         (6) Make loans, except that the Fund may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider repurchase agreements, the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         (7) Invest in commodities or in commodity contracts or in puts, calls, or combinations of both, except options on securities and securities indices, futures contracts on securities and securities indices and options on such futures, forward foreign exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

         (8) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

         (9) Purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if

                           (i) such purchase would cause more than 5% of the
                  Fund's total assets taken at market value to be invested in the securities of such issuer, or

                           (ii) such purchase would at the time result in more
                  than 10% of the outstanding voting securities of such issuer being held by the Fund.

         In connection with the lending of portfolio securities under item (6) above, such loans must at all times be fully collateralized and the Fund's custodian must take possession of the collateral either physically or in book entry form. Securities used as collateral must be marked to market daily.

Non-fundamental Investment Restrictions. The following restrictions are designated as nonfundamental and may be changed by the Board of Trustees without shareholder approval.

The Fund may not:

         (a) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

         (b) Purchase securities on margin or make short sales, except in connection with arbitrage transactions, or unless by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange contracts.

         (c) Knowingly purchase or retain securities of an issuer if one or more of the Trustees or officers of the Fund or directors or officers of the Adviser or any investment management subsidiary of the Adviser individually owns beneficially more than 0.5%, and together own beneficially more than 5%, of the securities of such issuer.

         (d) Purchase a security if, as a result, (i) more than 10% of the Fund's assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund, or (iii) more than 5% of the Fund's assets would be invested in any one such investment company.

         (e) Purchase securities of any issuer which, together with any predecessor, has a record of less than three years' continuous operations prior to the purchase if such purchase would cause investments of the Fund in all such issuers to exceed 5% of the value of the total assets of the Fund.

         (f) Invest for the purpose of exercising control over or management of any company.

         (g) Purchase warrants of any issuer, if, as a result of such purchases, more than 2% of the value of the Fund's total assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange or more than 5% of the value of the total assets of the Fund would be invested in warrants generally, whether or not so listed. For these purposes, warrants are to be valued at the lesser of cost or market, but warrants acquired by the Fund in units with or attached to debt securities shall be deemed to be without value.

         (h) Purchase interests in oil, gas or other mineral leases or exploration programs; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.

         (i) Invest more than (1) 10% of its total assets in securities which are restricted under the Securities Act of 1933 (the "1933 Act") (excluding securities eligible for resale pursuant to Rule 144A under the 1933 Act) or (2) 15% of its total assets in such restricted securities (including securities eligible for resale pursuant to Rule
         144A).

         (j)  Purchase interests in real estate limited partnerships.

         (k) Purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value, would be invested in such securities. (The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid securities subject to the 15% limit.)

         (l) The Fund may not purchase securities of any open-end investment company except when such purchase is part of a plan of merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company.

         (m) Notwithstanding any investment restriction to the contrary, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds provided that, as a result, (i) no more than 10% of the Fund's assets would be invested in securities of all other investment companies, (ii) such purchase would not result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund and (iii) no more than 5% of the Fund's assets would be invested in any one such investment company.

         In order to permit the sale of shares of the Fund in certain states, the Trustees may, in their sole discretion, adopt restrictions or investment policies more restrictive than those described above. Should the Trustees determine that any such more restrictive policy is no longer in the best interests of the Fund and its shareholders, the Fund may cease offering shares in the state involved and the Trustees may revoke such restrictive policy. Moreover, if the states involved no longer require any such restrictive policy, the Trustees may, at their sole discretion, revoke such policy. The Fund has agreed with a state securities administrator that it will not purchase securities of any open-end investment company except when such purchase is part of a plan of merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company.

         If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values or the total costs of the Fund's assets will not be considered a violation of the restriction.

RATINGS

Bonds. As described in the Prospectuses, the Fund's investments in corporate debt must be rated Baa or better by Moody's or BBB or better by S&P.

Moody's describes its ratings for corporate bonds as follows:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

         Bonds which are rated Baa are considered medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

S&P describes its ratings for corporate bonds as follows:

         AAA. Debt rated "AAA" has the highest rating by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated "BBB" is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Commercial Paper. As described in the Fund's Prospectuses, the Fund may invest in commercial paper which is rated A-1 by S&P or P-1 by Moody's.

Moody's ratings for commercial paper are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's highest commercial paper rating category is as follows:

         P-1. "Prime-1" indicates the highest quality repayment capacity of the rated issues.

S&P commercial paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. S&P's highest commercial paper rating category is as follows:

         A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers and directors of the Adviser or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").

The following table sets forth the principal occupation or employment of the Trustees and principal officers of the Fund during the past five years:

                                        POSITIONS HELD               PRINCIPAL OCCUPATION(S)
 NAME AND ADDRESS                       WITH THE FUND                DURING THE PAST FIVE YEARS
 ----------------                       -------------                --------------------------
 *Edward J. Boudreau, Jr.               Chairman (1,2)               Chairman and Chief Executive Officer, the
 101 Huntington Avenue                                               Adviser and The Berkeley Financial Group
 Boston, Massachusetts                                               ("The Berkeley Group"); Chairman, NM Capital
                                                                     Management, Inc. ("NM Capital"); John Hancock
                                                                     Advisers International Limited ("Advisers
                                                                     International"); John Hancock Funds, Inc.,
                                                                     ("John Hancock Funds"); John Hancock Investor
                                                                     Services Corporation ("Investor Services")
                                                                     and Sovereign Asset Management Corporation
                                                                     ("SAMCorp") (herein after the Adviser, The
                                                                     Berkeley Group, NM Capital, Advisers
                                                                     International, John Hancock Funds, Investor
                                                                     Services and SAMCorp are collectively
                                                                     referred to as the "Affiliated Companies");
                                                                     Chairman, First Signature Bank & Trust;
                                                                     Director, John Hancock Freedom Securities
                                                                     Corp., John Hancock Capital Corp., New
                                                                     England/Canada Business Council; Member,
                                                                     Investment Company Institute Board of
                                                                     Governors; Director, Asia Strategic Growth
                                                                     Fund, Inc.; Trustee, Museum of Science;
                                                                     President, the Adviser (until July 1992).
                                                                     Chairman, John Hancock Distributors, Inc.
                                                                     (until April, 1994).

--------------
*An "interested person" of the Fund, as such term is defined in the Investment Company Act of 1940, as amended
(the "Investment Company Act:).
(1) A Member of the Executive Committee.
(2) A Member of Investment Committee of the Adviser.
(3) An Alternate Member of the Executive Committee.
(4) A Member of the Audit and Administration Committees.

                                        POSITIONS HELD                PRINCIPAL OCCUPATION(S)
 NAME AND ADDRESS                       WITH THE FUND                 DURING THE PAST FIVE YEARS
 ----------------                       -------------                 --------------------------
 Dennis S. Aronowitz                    Trustee (4)                   Professor of Law, Boston University School
 Boston University                                                    of Law; Trustee, Brookline Savings Bank;
 Boston, Massachusetts                                                Director, Boston University Center for
                                                                      Banking Law Studies (until 1990).

 Richard P. Chapman, Jr.                Trustee (4)                   President, Brookline Savings Bank.
 160 Washington Street
 Brookline, Massachusetts


 William J. Cosgrove                    Trustee (4)                   Vice President, Senior Banker and Senior
 20 Buttonwood Place                                                  Credit Officer, Citibank, N.A. (retired
 Saddle River, New Jersey                                             September 1991); Executive Vice President,
                                                                      Citadel Group Representatives, Inc.;
                                                                      Director, the Hudson City Savings Bank.


 Gail D. Fosler                         Trustee (4)                   Vice President and Chief Economist, The
 4104 Woodbine Street                                                 Conference Board (non-profit economic and
 Chevy Chase, MD                                                      business research).


 Bayard Henry                           Trustee (4)                   Corporate Advisor; Director, Fiduciary Trust
 31 Milk Street                                                       Company (a trust company); Director,
 Boston, Massachusetts                                                Groundwater Technology, Inc. (remediation);
                                                                      Samuel Cabot, Inc.; Advisor, Kestrel Venture
                                                                      Management.


------------------
* An "interested person" of the Fund, as such term is defined in the Investment Company Act of 1940, as amended
(the "Investment Company Act").
(1) A Member of the Executive Committee.
(2) A Member of Investment Committee of the Adviser.
(3) An Alternate Member of the Executive Committee.
(4) A Member of the Audit and Administration Committees.

                                        POSITIONS HELD              PRINCIPAL OCCUPATION(S)
 NAME AND ADDRESS                       WITH THE FUND               DURING THE PAST FIVE YEARS
 ----------------                       -------------               --------------------------
 *Richard S. Scipione                   Trustee (3)                 General Counsel, the Life Company; Director,
 John Hancock Place                                                 the Adviser, the Affiliated Companies, John
 P.O. Box 111                                                       Hancock Distributors, Inc., JH Networking
 Boston, Massachusetts                                              Insurance Agency, Inc., John Hancock

                                                                    Subsidiaries, Inc., SAMCorp, NM Capital and
                                                                    John Hancock Property and Casualty Insurance
                                                                    and its affiliates (until November, 1993);
                                                                    Trustee, The Berkeley Group.


 Edward J. Spellman, CPA                Trustee (4)                 Partner, KPMG Peat Marwick LLP (retired June
 259C Commercial Bld.                                               1990).
 Lauderdale, FL


 *Robert G. Freedman                    Vice Chairman and Chief     Vice Chairman and Chief Investment Officer,
 101 Huntington Avenue                  Investment Officer (2)      the Adviser; President, the Adviser (until
 Boston, Massachusetts                                              December 1994).


 *Anne C. Hodsdon                       President (2)               President and Chief Operating Officer, the
 101 Huntington Avenue                                              Adviser; Executive Vice President, the Adviser
 Boston, Massachusetts                                              (until December 1994); Senior Vice President;
                                                                    the Adviser (until December 1993); Vice
                                                                    President, the Adviser, until 1991.


 *Thomas H. Drohan                      Senior Vice President and   Senior Vice President and Secretary, the
 101 Huntington Avenue                  Secretary                   Adviser.
 Boston, Massachusetts

------------------
* An "interested person" of the Fund, as such term is defined in the Investment Company Act.
(1) A Member of the Executive Committee.
(2) A Member of Investment Committee of the Adviser.
(3) An Alternate Member of the Executive Committee.
(4) A Member of the Audit and Administration Committees.

                                        POSITIONS HELD                  PRINCIPAL OCCUPATION(S)
 NAME AND ADDRESS                       WITH THE FUND                   DURING THE PAST FIVE YEARS
 ----------------                       -------------                   --------------------------

 *James B. Little                       Senior Vice President and       Senior Vice President the Adviser.
 101 Huntington Avenue                  Chief Financial Officer
 Boston, Massachusetts


 *John A. Morin                         Vice President                  Vice President, the Adviser.
 101 Huntington Avenue
 Boston, Massachusetts

 *Susan S. Newton                       Vice President, Assistant       Vice President and Assistant Secretary,
 101 Huntington Avenue                  Secretary and Compliance        the Adviser.
 Boston, Massachusetts                  Officer

 *James J. Stokowski                    Vice President and Treasurer    Vice President, the Adviser.
 101 Huntington Avenue
 Boston, Massachusetts

------------------
* An "interested person" of the Fund, as such term is defined in the Investment Company Act.
(1) A Member of the Executive Committee.
(2) A Member of Investment Committee of the Adviser.
(3) An Alternate Member of the Executive Committee.
(4) A Member of the Audit and Administration Committees.

         All of the officers listed are officers or employees of the Adviser or the Affiliated Companies. Some of the Trustees and officers may also be officers and/or directors and/or trustees of one or more other funds for which the Adviser serves as investment adviser.


         The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. The two non-Independent Trustees, Messrs. Boudreau and Scipione, and each of the officers of the Funds are interested persons of the Adviser, are compensated by the Adviser and receive no compensation from the Fund for their services.



                                                      PENSION OR                                   TOTAL COMPENSATION
                                 AGGREGATE            RETIREMENT BENEFITS   ESTIMATED ANNUAL       FROM THE FUND AND JOHN
                                 COMPENSATION         ACCRUED AS PART OF    BENEFITS UPON          HANCOCK FUND COMPLEX
INDEPENDENT TRUSTEES             FROM THE FUND*       THE FUND'S EXPENSES*  RETIREMENT             TO TRUSTEES(1)
--------------------             --------------       --------------------  ----------------       ----------------------
                                                                                                   (Total of 19 Funds)

Dennis S. Aronowitz              $ 8,203              $     -               $     -                $ 61,050
Richard P. Chapman, Jr.            2,416                5,787                     -                  62,800
William J. Cosgrove                2,666                5,531                     -                  61,050
Gail D. Fosler                     7,953                    -                     -                  60,800
Bayard Henry                       7,892                    -                     -                  58,850
Edward J. Spellman                 8,203                    -                     -                  61,050
                                 -------              -------               -------                --------
                                 $37,333              $11,324               $     -                $365,600

*Compensation made for the fiscal year ended October 31, 1995.


(1)The total compensation paid by the John Hancock Fund Complex to the Independent Trustees is as of the calendar year ended December 31, 1995.


As of January 31, 1996, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund. As of January 31, 1996, the following shareholders beneficially owned 5% or more of the outstanding shares of the Fund listed below:

                                                                     Number of Shares        Percentage of Total
Name and Address                                                       of Beneficial         Outstanding Shares of
   of Shareholder                           Class of Shares          Interest Owned          the Class of the Fund

Merrill Lynch Pierece Fenner & Smith, Inc.     Class B                    3,320,216               12.82%
Attn: Mutual Fund Operations
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484

John Hancock As Agent for Ttee Argo            Class C                      501,915               46.77%
Systems Inc. 401K Plan
Attn: Kim Jackman, Tax Account
310 North Mary Avenue
Mailstop 3-1T
Sunnyvale, CA 94066-411

John Hancock Funds, Inc.                       Class C                      370,589               34.53%
FBO Gilbane Building Company
Attn: Institutional Ret Services
c/o Beth Group-5th Floor
101 Huntington Avenue
Boston, MA 02199-7603

UST Inc.                                       Class C                       200,611              18.60%
c/o Wachovia Bank of NC
Attn: Teresa Almond
301 Main Street
Winston-Salem, NC 27150-0001



INVESTMENT ADVISORY AND OTHER SERVICES

         As described in the Fund's Prospectuses, the Fund receives its investment advice from the Adviser. Investors should refer to the Prospectuses and below for a description of certain information concerning the investment management contract.

         Each of the Trustees and principal officers of the Fund who is also an affiliated person of the Adviser is named above, together with the capacity in which such person is affiliated with the Fund and the Adviser.

         As described in the Fund's Prospectuses under the caption "Organization and Management of the Fund," the Fund has entered into an investment management contract with the Adviser. Under the investment management contract, the Adviser provides the Fund with (i) a continuous investment program, consistent with the Fund's stated investment objective and policies, (ii) supervision of all aspects of the Fund's operations except those delegated to a custodian, transfer agent or other agent and (iii) such executive, administrative and clerical personnel, officers and equipment as are necessary for the conduct of its business. The Adviser is responsible for the management of the Fund's portfolio assets.


         Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients to which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

         No person other than the Adviser and its directors and employees regularly furnishes advice to the Fund with respect to the desirability of the Fund's investing in, purchasing or selling securities. The Adviser may from time to time receive statistical or other similar factual information and information regarding general economic factors and trends from the Life Company and its affiliates.


         Under the terms of the investment management contract with the Fund, the Adviser provides the Fund with office space, supplies and other facilities required for the business of the Fund. The Adviser pays the compensation of all other officers and employees of the Fund and pays for clerical services relating to the administration of the Fund.


         All expenses which are not specifically paid by the Adviser and which are incurred in the operation of the Fund (including fees of Trustees of the Fund who are not "interested persons," as such term is defined in the Investment Company Act, but excluding certain distribution related activities required to be paid by the Adviser or John Hancock Funds), and the continuous public offering of the shares of the Fund are borne by the Fund.


         As provided by the investment management contract, the Fund pays the Adviser monthly an investment management fee, which is based on a stated percentage of the Fund's average of the daily net assets as follows:

                        Net Asset Value                      Annual Rate
                        ---------------                      -----------
                        First $250,000,000                   0.85%
                        Amount Over $250,000,000             0.80%

         From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.


         On October 31, 1995, the net assets of the Fund were $1,024,290,165. For the years ended October 31, 1993, 1994 and 1995 the Adviser received a fee of $1,345,474, $3,458,972 and $5,538,912, respectively. The advisory fee figures for 1993 and 1994 reflect the different advisory fee schedule that was in effect before January 1, 1994.


         If the total of all ordinary business expenses of the Fund for any fiscal year exceeds limitations prescribed in any state in which shares of the Fund are qualified for sale, the fee payable to the Adviser will be reduced to the extent required by these limitations. At this time, the most restrictive limit on expenses imposed by a state requires that expenses charged to the Fund in any fiscal year not exceed 2 1/2% of the first $30,000,000 of the Fund's average net assets, 2% of the next $70,000,000 of such net assets, and 1 1/2% of the remaining average net assets. When calculating the above limit, the Fund may exclude interest, brokerage commissions and extraordinary expenses.

         Pursuant to its investment management contract, the Adviser is not liable to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the investment management contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the investment management contract.


         The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and presently has more than $16 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds which have a combined total of over 1,080,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $80 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries high ratings from S&P and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


         Under the investment management contract, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the contract or any extension, renewal or amendment thereof remains in effect. If the contract is no longer in effect, the Fund (to the extent permitted by law) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

         The investment management contract and the distribution contract discussed below, continue in effect from year to year if approved annually by vote of a majority of the Fund's Trustees who are not interested persons of one of the parties to the contract, cast in person at a meeting called for the purpose of voting on such approval, and by either the Fund's Trustees or the holders of a majority of the Fund's outstanding voting securities. Each of these contracts automatically terminates upon assignment. Each contract may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of a majority of the outstanding voting securities of the Fund.

DISTRIBUTION CONTRACT

         The Fund has entered into a distribution contract pertaining to each class of shares with John Hancock Funds. Under the contract, John Hancock Funds is obligated to use its best efforts to sell shares of each class on behalf of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus any applicable sales charge. In connection with the sale of Class A or Class B shares, John Hancock Funds and Selling Brokers receive compensation in the form of a sales charge imposed, in the case of Class A shares, at the time of sale or, in the case of Class B shares, on a deferred basis. The sales charges are discussed further in the Class A and Class B Prospectus.


         The Fund's Trustees adopted Distribution Plans with respect to Class A and Class B shares (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% and 1.00% respectively, of the Fund's daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's daily net assets attributable to each class of shares. The distribution fees reimburse John Hancock Funds for its distribution costs incurred in the promotion of sales of Fund shares, and the service fees compensate Selling Brokers for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for expenses incurred by it under the Class B Plan in any fiscal year, John Hancock Funds may carry these expenses forward, provided, however, that the Trustees may terminate the Class B Plan and thus the Fund's obligation to make further payments at any time. Accordingly, the Fund does not treat unreimbursed expenses relating to the Class B shares as a liability of the Fund. The Plans were approved by a majority of the voting securities of the applicable class of the Fund. The Plans and all amendments were approved by a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.


         Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which such expenditures were made. The Trustees review such reports on a quarterly basis.


         During the fiscal year ended October 31, 1995 the Funds paid John Hancock Funds the following amounts of expenses with respect to the Class A and Class B shares of the Fund:


                                                   Expense Items
                                                   -------------


                                        Printing and                                                Interest
                                        Mailing of                              Expenses of         Carrying or
                                        Prospectus to New   Compensation to     John Hancock        Other Finance
                     Advertising        Shareholders        Selling Brokers     Funds               Charges
                     -----------        ------------        ---------------     -----               -------


Special Equities
----------------
Class A shares       $206,381           $14,418             $300,871            $    642,239        $      0
Class B shares       $377,219           $26,575             $809,487            $ 1,122,932         $456,388

         Each of the Plans provides that it will continue in effect only as long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. Each of the Plans provides that it may be terminated without penalty (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class in each upon 60 days' written notice to John Hancock Funds and
(c) automatically in the event of assignment. Each of the Plans further provides that it may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to the Plan. And finally, each of the Plans provides that no material amendment to the Plan will, in any event, be effective unless it is approved by a majority vote of both the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that each of the Plans will benefit the holders of the applicable class of shares of the Fund.

         Class C shares of the Fund are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class C shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under Class A or Class B Plans.

         When the Fund seeks an Independent Trustee to fill a vacancy or as a nominee for election by shareholders, the selection or nomination of the Independent Trustee is, under resolutions adopted by the Trustees contemporaneously with their adoption of the Plans, committed to the discretion of the Committee on Administration of the Trustees. The members of the Committee on Administration are all Independent Trustees and are identified in this Statement of Additional Information under the caption "Those Responsible for Management."

NET ASSET VALUE

         For purposes of calculating the net asset value ("NAV") of a Fund's shares, the following procedures are utilized wherever applicable.

         Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

         Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

         Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of a Fund's NAV.

A Fund will not price its securities on the following national holidays: New Year's Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund's NAV is not calculated. Consequently, a Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES


         The sales charges applicable to purchases of Class A shares of the Fund are described in the Class A and Class B Prospectus. Methods of obtaining reduced sales charges referred to generally in the Class A and Class B Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to cumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund owned by the investor or, if Investor Services is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.


Combined Purchases. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined if made by (a) an individual, his or her spouse and their children under the age of 21 purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) certain groups of four or more individuals making use of salary deductions or similar group methods of payment whose funds are combined for the purchase of mutual fund shares. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Investor Services or a Selling Broker's representative.

Without Sales Charge. As described in the Class A and Class B Prospectus, Class A shares of the Fund may be sold without a sales charge to certain persons described in the Prospectus.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of a reduced sales charge by taking into account not only the amount then being invested but also the purchase price or value of the Class A shares already held by such person.

Combination Privilege. Reduced sales charges (according to the schedule set forth in the Class A and Class B Prospectus) also are available to an investor based on the aggregate amount of his concurrent and prior investments in Class A shares of the Fund and shares of all other John Hancock funds which carry a sales charge.

Letter of Intention. The reduced sales charges are also applicable to investments made over a specified period pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a qualified retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight
(48) month period. These qualified retirement plans include group IRA, SEP, SARSEP, TSA, 401(k), TSA and Section 457 plans. Such an investment (including accumulations and combinations) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Investor Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Investor Services to hold in escrow a number of Class A shares (approximately 5% of the aggregate) sufficient to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Investor Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

         Because Class C shares are sold at net asset value without the imposition of any sales charge, none of the privileges described under these captions is available to Class C investors, with the following exception:

Combination Privilege. As is explained in the Prospectus for Class C shares, a Class C investor may qualify for the minimum $1,000,000 investment (or such other amount as may be determined by the Fund's officers) if the aggregate amount of his or her current and prior investments in Class C shares of the Fund and Class C shares of any other John Hancock fund exceeds $1,000,000.

DEFERRED SALES CHARGE ON CLASS B SHARES

         Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Class A and Class B Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase prices, including increase in account value shares derived from reinvestment of dividends or capital gains distributions.

         The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining this number of years, all payments during a month will be aggregated and deemed to have been made on the last day of the month.

         Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of the purchase. See the Class A and Class B Prospectus for additional information regarding the CDSC.

SPECIAL REDEMPTIONS


         Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, he or she would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.


ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. As described more fully in the Prospectuses, the Fund permits exchanges of shares of any class of the Fund for shares of the same class in any other John Hancock fund offering that class.

Systematic Withdrawal Plan. As described briefly in the Fund's Class A and Class B Prospectus, the Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of Fund shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class A or Class B shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on purchases of Class A shares and the CDSC imposed on redemptions of Class B shares and because redemptions are taxable events. Therefore, a shareholder should not purchase Class A or Class B shares at the same time as a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Investor Services.

Monthly Automatic Accumulation Program ("MAAP"). This program is explained more fully in the Class A and Class B Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.


The privilege of making investments through the Monthly Automatic Accumulation Program may be revoked by Investor Services without prior notice if any investment is not honored by the shareholders' bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks.


The program may be discontinued by the shareholder either by calling Investor Services or upon written notice to Investor Services which is received at least five (5) business days prior to the processing date of any investment.


Reinvestment Privilege. A shareholder who has redeemed shares of the Fund may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or in any of the other John Hancock funds, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any of the other John Hancock funds. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from such redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charge upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares. The Fund may modify or terminate the reinvestment privilege at any time.

         A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "Tax Status."


DESCRIPTION OF THE FUND'S SHARES

         The Trustees of the Fund are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have not authorized any additional series other than the Fund, although they may do so in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Fund, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of three classes of shares of the Fund, designated as Class A, Class B, and Class C. The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund.


         Class C shares of the Fund are offered only to certain institutional investors as described in the Fund's Prospectuses. Some individual investors who are currently eligible to purchase Class A and Class B shares may also be participants in "participant-directed plans" (as defined in the Prospectuses) that are eligible to purchase Class C shares. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

         Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except that (i) the distribution and service fees relating to Class A and Class B shares will be borne exclusively by that class, (ii) Class B shares will pay higher distribution and service fees than Class A shares and
(iii) each of Class A shares, Class B shares and Class C shares will bear any other class expenses properly allocable to such class of shares, subject to the conditions set forth in a private letter ruling that the Fund has received from the Internal Revenue Service relating to its multiple-class structure. Accordingly, it is expected that the net asset value per share of the Fund's Class C shares will be higher than the net asset value per share of the Fund's Class A and Class B shares, each of which has a Rule 12b-1 distribution plan and sales load. Similarly, the net asset value per share may vary depending on whether Class A or Class B shares are purchased.

         In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, by the Fund, except as set forth below.


         Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Fund. Shareholders may, under certain circumstances, communicate with other shareholders in connection with a request for a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

         Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations and affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

TAX STATUS


         The Fund has qualified and has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains, if any) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.


         The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

         Distributions from the Fund's current or accumulated earnings and profits ("E & P") as computed for Federal income tax purposes, will be taxable as described in the Prospectuses whether taken in shares or in cash. Distributions, if any, in excess of E & P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received.


         The amount of net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a portion of the purchase price.

         Upon a redemption of shares (including by exercise of the exchange privilege) a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent Class A shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the Class A shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to the automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period at the time of redemption of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.


         Although its present intention is to distribute all net capital gains, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net long-term capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain income in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.


         For Federal income tax purposes, the Fund is permitted to carryforward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. Presently, there are no capital loss carryforwards available to offset future net capital gains.


         Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their Fund shares in order to qualify for the deduction and, if they borrow to acquire Fund shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise-deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of the Fund in particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an affective IRS Form W-8 or authorized substitute is on file, 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

         The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay Massachusetts income tax.

CALCULATION OF PERFORMANCE


         The average annual total return on Class A shares of the Fund for the 1 year, 5 year and life-of-fund periods ended October 31, 1995 was 30.60%, 35.29%, and 17.22%, respectively, and reflect payment of the maximum sales charge of 5.00%.

         The average annual total return on Class B shares of the Fund for the 1 year ended October 31, 1995 and since inception on March 1, 1993 was 31.57% and 23.04%, respectively and reflects the applicable CDSC. The average annual total return on Class C shares of the Fund for the 1 year and since inception on September 1, 1993 was 38.27% and 20.67%, respectively.


         The Fund's total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and life-of-fund periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

[ GRAPHIC OMITTED ] T = (square root n) over (ERV / P) - 1

Where:

P    =  a hypothetical initial investment of $1,000.

T    =  average annual total return.

n    =  number of years.

ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year and life-of-fund periods.

         This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

         In the case of Class A shares or Class B shares, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC applied at the end of the period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales load from the distribution rate produces a higher rate.

         In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's 5.0% sales charge on Class A shares or the CDSC on Class B shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

         From time to time, in reports and promotional literature, the Fund's total return will be ranked or compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper -Mutual Performance Analysis," a monthly publication which tracks net assets, total return, and yield on equity mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

         Performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc. Morningstar, Barron's, and Stanger's and may also be utilized.

         The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

         Decisions concerning the purchase and sale of portfolio securities of the Fund are made by officers of the Fund pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of the officers of the Fund, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer, and transactions with dealers serving as market maker reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

         The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


         To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers and the negotiation of brokerage commission rates and dealer spreads by the reliability and quality of the services, including primarily the availability and value of research information and, to a lesser extent, statistical assistance furnished to the Adviser of the Fund and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the years ended on October 31, 1995, 1994 and 1993 the Fund paid negotiated brokerage commissions of $468,191, $305,789 and $273,700, respectively.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended October 31, 1995, the Fund paid $45,269 in commissions to compensate brokers for research services such as industry and company reviews and evaluations of the securities.

         The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Freedom Securities Corporation and its subsidiaries, three of which, Tucker Anthony Incorporated, John Hancock Distributors, Inc. and Sutro & Company, Inc. are broker-dealers ("Affiliated Brokers"). Pursuant to procedures established by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. During the year ended October 31, 1995, the Fund did not execute any portfolio transactions with Affiliated Brokers.


         Any of the Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria. The Fund will not effect principal transactions with Affiliated Brokers.

TRANSFER AGENT SERVICES


         John Hancock Investor Services Corporation, P.O. Box 9116, Boston, MA 02205-9116, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays an annual fee of $16.00 for each Class A shareholder and $18.50 for each Class B and the 0.10% of the average daily net assets attributable to the Class C shares, plus certain out-of-pocket expenses. These expenses are aggregated and charged to the Fund and allocated to each class on the basis of the relative net asset values.


CUSTODY OF PORTFOLIO

         Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company, 24 Federal Street, Boston, Massachusetts 02110. Under the custodian agreement, Investors Bank & Trust Company performs custody, portfolio and Fund accounting services.

INDEPENDENT AUDITORS

         The independent auditors of the Fund are Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116. Ernst & Young LLP audits and renders an opinion on the Fund's annual financial statements and prepares the Fund's annual Federal income tax return.







y:\corpsec\n1A\sai\speceq\96march.doc

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Special Equities Fund

THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON OCTOBER 31, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE AND THE MAXIMUM OFFERING PRICE PER SHARE AS OF THAT DATE.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995
--------------------------------------------------------------------------------
ASSETS:
  Investments at value - Note C:
   Common stocks (cost - $631,871,804)......................      $  939,645,456
   Short-term notes (cost - $18,298,067)....................          18,298,067
   Joint repurchase agreement (cost - $48,750,000) .........          48,750,000
   Corporate savings account................................             701,702
                                                                  --------------
                                                                   1,007,395,225
  Receivable for shares sold................................           3,694,526
  Receivable for investments sold...........................          26,705,928
  Interest receivable.......................................               8,292
  Dividends receivable......................................               8,000
                                                                  --------------
                    Total Assets............................       1,037,811,971
                    ------------------------------------------------------------
LIABILITIES:
  Payable for shares repurchased............................             603,440
  Payable for investments purchased.........................          11,428,592
  Payable to John Hancock Advisers, Inc. and
    affiliates - Note B ....................................           1,274,959
  Accounts payable and accrued expenses.....................             214,815
                                                                  --------------
                    Total Liabilities.......................          13,521,806
                    ------------------------------------------------------------

NET ASSETS:
  Capital paid-in...........................................         693,050,656
  Accumulated net realized gain on investments .............          23,465,857
  Net unrealized appreciation of investments ...............         307,773,652
                                                                  --------------
                    Net Assets..............................      $1,024,290,165
                    ============================================================
NET ASSET VALUE PER SHARE:
  (Based on net asset values and shares of beneficial interest outstanding -
  unlimited number of shares authorized with no par value)

  Class A - $555,655,382/ 25,080,561........................      $        22.15
  ==============================================================================
  Class B - $454,934,305/ 20,862,546........................      $        21.81
  ==============================================================================
  Class C - $13,700,478/ 611,672............................      $        22.40
  ==============================================================================
MAXIMUM OFFERING PRICE PER SHARE*
  Class A - $(22.15 x 105.26)%..............................      $        23.32
  ==============================================================================

---------------
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND. IT ALSO SHOWS NET GAINS FOR THE PERIOD STATED.

STATEMENT OF OPERATIONS
Year ended October 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest...............................................           $  3,344,079
  Dividends..............................................                 79,312
                                                                    ------------
                                                                       3,423,391
                                                                    ------------
  Expenses:
   Investment management fee - Note B....................              5,538,912
   Distribution/service fee - Note B
     Class A.............................................              1,163,909
     Class B.............................................              2,792,602
   Transfer agent fee - Note B...........................              1,894,790
   Registration and filing fees..........................                219,795
   Custodian fee.........................................                133,764
   Printing..............................................                 85,591
   Trustees' fees........................................                 56,131
   Auditing fee..........................................                 35,000
   Miscellaneous.........................................                 32,454
   Legal fees............................................                 21,991
                                                                    ------------

                    Total Expenses.......................             11,974,939
                    ------------------------------------------------------------
                    Net Investment Loss..................             (8,551,548)
                    ------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments sold. ................             49,485,997
  Change in net unrealized appreciation/depreciation
    of investments ......................................            186,642,714
                                                                    ------------
                    Net Realized and Unrealized
                    Gain on Investments .................            236,128,711
                    ------------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations ...........           $227,577,163
                    ============================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Special Equities Fund

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    YEAR ENDED OCTOBER 31,
                                                                                         ------------------------------------------
                                                                                              1995                       1994
                                                                                         ---------------            ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment loss ........................................................           $    (8,551,548)           $    (7,073,460)
  Net realized gain (loss) on investments sold ...............................                49,485,997                (20,708,728)
  Change in net unrealized appreciation/depreciation of investments ..........               186,642,714                 29,140,783
                                                                                         ---------------            ---------------
   Net Increase in Net Assets Resulting from Operations ......................               227,577,163                  1,358,595
                                                                                         ---------------            ---------------
FROM FUND SHARE TRANSACTIONS -- NET* .........................................               286,986,120                 50,457,201
                                                                                         ---------------            ---------------
NET ASSETS:
  Beginning of period ........................................................               509,726,882                457,911,086
                                                                                         ---------------            ---------------
  End of period ..............................................................           $ 1,024,290,165            $   509,726,882
                                                                                         ===============            ===============

* ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                                                YEAR ENDED OCTOBER 31,
                                                 ----------------------------------------------------------------------------------
                                                                 1995                                         1994
                                                 ------------------------------------          ------------------------------------
CLASS A                                               SHARES                AMOUNT                SHARES                  AMOUNT
                                                 -------------          -------------          -------------          -------------
  Shares sold ..........................            30,038,347          $ 583,642,775             15,399,407          $ 233,394,230
  Less shares repurchased ..............           (24,245,104)          (469,112,794)           (14,507,334)          (219,847,278)
                                                 -------------          -------------          -------------          -------------
  Net increase .........................             5,793,243          $ 114,529,981                892,073          $  13,546,952
                                                 =============          =============          =============          =============


CLASS B
  Shares sold ..........................            14,217,398          $ 274,338,380              4,220,733          $  63,417,649
  Less shares repurchased ..............            (5,376,470)          (105,131,366)            (2,043,273)           (30,587,828)
                                                 -------------          -------------          -------------          -------------
  Net increase .........................             8,840,928          $ 169,207,014              2,177,460          $  32,829,821
                                                 =============          =============          =============          =============
CLASS C
  Shares sold ..........................               242,819          $   4,518,410                318,075          $   4,881,336
  Less shares repurchased ..............               (70,748)            (1,269,285)               (54,405)              (800,908)
                                                 -------------          -------------          -------------          -------------
  Net increase .........................               172,071          $   3,249,125                263,670          $   4,080,428
                                                 =============          =============          =============          =============

THE STATEMENT OF CHANGES IN NET ASSETS SHOWS HOW THE VALUE OF THE FUND'S NET ASSETS HAS CHANGED SINCE THE END OF THE PREVIOUS YEAR. THE DIFFERENCE REFLECTS EARNINGS LESS EXPENSES, ANY INVESTMENT GAINS AND LOSSES, AND ANY INCREASE OR DECREASE IN MONEY SHAREHOLDERS INVESTED IN THE FUND. THE FOOTNOTE ILLUSTRATES THE NUMBER OF FUND SHARES SOLD, REINVESTED AND REDEEMED DURING THE LAST TWO PERIODS, ALONG WITH THE CORRESPONDING DOLLAR VALUE.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Special Equities Fund

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:
----------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------------------
                                                           1995             1994             1993             1992          1991
                                                        -----------      -----------      -----------       --------      --------
CLASS A
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period ................  $     16.11      $     16.13      $     10.99       $   9.71      $   4.97
                                                        -----------      -----------      -----------       --------      --------
 Net Investment Loss (a) .............................        (0.18)(b)        (0.21)(b)        (0.20)(b)      (0.19)(b)     (0.10)
 Net Realized and Unrealized Gain on Investments .....         6.22             0.19             5.43           2.14          4.84
                                                        -----------      -----------      -----------       --------      --------
   Total from Investment Operations ..................         6.04            (0.02)            5.23           1.95          4.74
                                                        -----------      -----------      -----------       --------      --------
 Less Distributions:
 Distributions from Net Realized Gain on
   Investments Sold ..................................         --               --              (0.09)         (0.67)         --
                                                        -----------      -----------      -----------       --------      --------
   Total Distributions ...............................         --               --              (0.09)         (0.67)         --
                                                        -----------      -----------      -----------       --------      --------
 Net Asset Value, End of Period ......................  $     22.15      $     16.11      $     16.13       $  10.99      $   9.71
                                                        ===========      ===========      ===========       ========      ========
 Total Investment Return at Net Asset Value (a)(f) ...        37.49%           (0.12)%          47.83%         20.25%        95.37%


RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (000's omitted) ...........  $   555,655      $   310,625      $   296,793       $ 44,665      $ 19,713
 Ratio of Expenses to Average Net Assets (a) .........         1.48%            1.62%            1.84%          2.24%         2.75%
 Ratio of Net Investment Loss to Average Net
   Assets (a) ........................................        (0.97)%          (1.40)%          (1.49)%        (1.91)%       (2.12)%
 Portfolio Turnover Rate .............................           82%              66%              33%           114%          163%

CLASS B (c)
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period ................  $     15.97      $     16.08      $     12.30
                                                        -----------      -----------      -----------
 Net Investment Loss .................................        (0.31)(b)        (0.30)(b)        (0.18)(b)

 Net Realized and Unrealized Gain on Investments .....         6.15             0.19             3.96
                                                        -----------      -----------      -----------
   Total from Investment Operations ..................         5.84            (0.11)            3.78
                                                        -----------      -----------      -----------
 Net Asset Value, End of Period ......................  $     21.81      $     15.97      $     16.08
                                                        ===========      ===========      ===========
 Total Investment Return at Net Asset Value (f) ......        36.57%           (0.68)%          30.73%(d)

RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (000's omitted) ...........  $   454,934      $   191,979      $   158,281
 Ratio of Expenses to Average Net Assets .............         2.20%            2.25%            2.34%*
 Ratio of Net Investment Loss to Average Net Assets ..        (1.69)%          (2.02)%          (2.03)%*
 Portfolio Turnover Rate .............................           82%              66%              33%

                       SEE NOTES TO FINANCIAL STATEMENTS

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Special Equities Fund


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          YEAR ENDED OCTOBER 31,
                                                                         -------------------------------------------------------
                                                                            1995                   1994                  1993
                                                                         ----------             ----------            ----------
CLASS C (e)
PER SHARE OPERATING PERFORMANCE
 Net Asset Value, Beginning of Period ..........................         $    16.20             $    16.14            $    14.90
                                                                         ----------             ----------            ----------
 Net Investment Loss ...........................................              (0.09)(b)              (0.13)(b)             (0.03)(b)
 Net Realized and Unrealized Gain on Investments ...............               6.29                   0.19                  1.27
                                                                         ----------             ----------            ----------
   Total from Investment Operations ............................               6.20                   0.06                  1.24
                                                                         ----------             ----------            ----------
 Net Asset Value, End of Period ................................         $    22.40             $    16.20            $    16.14
                                                                         ==========             ==========            ==========
 Total Investment Return at Net Asset Value (f) ................              38.27%                  0.37%                 8.32%(d)

RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period (000's omitted) .....................         $   13,701             $    7,123            $    2,838
 Ratio of Expenses to Average Net Assets .......................               1.01%                  1.11%                 1.45%*
 Ratio of Net Investment Loss to Average Net Assets ............              (0.50)%                (0.89)%               (1.35)%*
 Portfolio Turnover Rate .......................................                 82%                    66%                   33%


 * On an annualized basis.

(a) Reflects expense limitation in effect during the year ended October 31, 1991 (see Note B). As a result of such limitations, expenses of the Fund for the year ended October 31, 1991 reflects a reduction of $.002. Absent of such limitation, for the year ended October 31, 1991 the ratio of net expenses would have been 2.79%, and the ratio of net investment loss to average net assets would have been (2.16)%. Without the limitation, total investment return would be lower.
(b) On average month end shares outstanding.
(c) Class B shares commenced operations on March 1, 1993.
(d) Not annualized.
(e) Class C shares commenced operations on September 1, 1993.
(f) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

THE FINANCIAL HIGHLIGHTS SUMMARIZES THE IMPACT OF THE FOLLOWING FACTORS ON A SINGLE SHARE FOR THE PERIOD INDICATED: INCOME, EXPENSES AND GAINS OF THE FUND. IT SHOWS HOW THE FUND'S NET ASSET VALUE FOR A SHARE HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Special Equities Fund

THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY THE SPECIAL EQUITIES FUND ON OCTOBER 31, 1995. IT'S DIVIDED INTO TWO MAIN CATEGORIES:COMMON STOCKS AND SHORT-TERM INVESTMENTS. COMMON STOCKS ARE FURTHER BROKEN DOWN BY INDUSTRY GROUP. SHORT-TERM INVESTMENTS, WHICH REPRESENT THE FUND'S "CASH" POSITION, ARE LISTED LAST.


SCHEDULE OF INVESTMENTS
October 31, 1995
                                                                       MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES     VALUE
-------------------                               ----------------     -----
COMMON STOCKS
APPLIANCES - HOUSEHOLD (0.44)%
  Fedders Corp. .............................          475,000      $  2,790,625
  Fedders Corp. (Class A) ...................          415,625         1,766,406
                                                                    ------------
                                                                       4,557,031
                                                                    ------------
BROADCASTING (0.44)%
  American Radio Systems Corp. (Class A)** ..          200,000*        4,500,000
                                                                    ------------
COMPUTERS -- GRAPHICS (2.82)%
  Diamond Multimedia Systems, Inc.** ........          400,000*       11,800,000
  S3, Inc.** ................................        1,000,000*       17,125,000
                                                                    ------------
                                                                      28,925,000
                                                                    ------------
COMPUTERS -- MINI/MICRO(1.63)%
  ESS Technology, Inc.** ....................          400,000*       12,000,000
  Vitesse Semiconductor Corp.** .............          400,000*        4,700,000
                                                                    ------------
                                                                      16,700,000
                                                                    ------------
COMPUTERS -- PHERIPHERAL (2.61)%
  Adaptec, Inc.** ...........................          600,000        26,700,000
                                                                    ------------
COMPUTERS -- SERVICES (15.89)%
  America Online, Inc.** ....................          650,000        52,000,000
  C-Cube Microsystems, Inc.** ...............          325,000        22,465,625
  Gandalf Technologies, Inc.** ..............          850,000*        4,834,375
  Netscape Communications Corp.** ...........          450,000*       39,600,000
  Spyglass Inc.** ...........................          180,000*        8,955,000
  Transaction Network Services, Inc.** ......           66,000*        1,518,000
  UUNET Technologies, Inc.**  ...............          550,000*       33,412,500
                                                                    ------------
                                                                     162,785,500
                                                                    ------------
COMPUTERS -- SOFTWARE (19.48)%
  Atria Software, Inc.** ....................          500,000*       17,875,000
  Cognos, Inc.** ............................          520,000*       16,575,000
  Electronics for Imaging, Inc.** ...........          400,000        32,900,000
  Harbinger Corp.** .........................          100,000*        1,400,000
  Intuit, Inc.** ............................          322,600*       23,227,200
  Macromedia, Inc.** ........................          790,000*       29,230,000
  Medic Computer Systems, Inc.** ............          192,500*       10,250,625
  Oak Technology, Inc.** ....................          500,000*       27,375,000
  Softkey International, Inc.** .............          600,000        18,900,000
  Systemsoft Corp.** ........................          300,000*        4,312,500
  Transaction Systems Architects, Inc.** ....          358,700*        9,326,200
  Wind River Systems** ......................          300,000*        8,100,000
                                                                    ------------
                                                                     199,471,525
                                                                    ------------
DIVERSIFIED OPERATIONS (0.53)%
  On Assignment, Inc.** .....................          200,000*        5,400,000
                                                                    ------------
DRUGS (1.14)%
  Dura Pharmaceuticals, Inc.** ..............          400,000*       11,700,000
                                                                    ------------
ELECTRONICS (16.49)%
  Altera Corp.** ............................          350,000        21,175,000
  Atmel Corp.** .............................          800,000        25,000,000
  Cypress Semiconductor Corp.** .............          700,000        24,675,000
  FSI International, Inc.** .................          300,000*        7,125,000
  Identix , Inc.** ..........................          337,800*        3,969,150
  Linear Technology Corp. ...................          200,000         8,750,000
  LSI Industries, Inc. ......................          300,000*        5,025,000
  Micron Technology, Inc. ...................          200,000*       14,125,000
  Novellus Systems, Inc.** ..................          450,000        30,993,750
  Ultratech Stepper, Inc.** .................          100,000*        4,000,000
  Vicor Corp.** .............................          322,000*        6,580,875
  VLSI Technology, Inc.,** ..................          254,000*        5,969,000
  Xilinx, Inc.** ............................          249,500        11,477,000
                                                                    ------------
                                                                     168,864,775
                                                                    ------------
FINANCIAL/BUSINESS SERVICES (5.98)%
  American Business Information, Inc.** .....          311,250*        5,446,875
  Credit Acceptance Corp.** .................          850,000*       19,975,000
  Physician Sales & Service, Inc.** .........          900,000*       14,625,000
  PMT Services, Inc.**+ .....................          400,000*       10,750,000
  US Order, Inc.** ..........................          700,000*       10,500,000
                                                                    ------------
                                                                      61,296,875
                                                                    ------------
HEALTHCARE (5.62)%
  Americal Oncology Resources, Inc.,** ......          277,600*        9,716,000
  Apria Healthcare Group, Inc.,**
    (formerly Abbey Healthcare
    Group, Inc.) ............................          448,000*        9,688,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Special Equities Fund

                                                                       MARKET
ISSUER, DESCRIPTION                               NUMBER OF SHARES     VALUE
-------------------                               ----------------     -----
HEALTHCARE (CONTINUED)
  Coventry Corp.** ........................           325,000        $ 6,378,125
  Health Management Systems, Inc.** .......           225,000          7,200,000
  Healthsource, Inc.** ....................           150,000          7,950,000
  Physician Reliance Network, Inc.** ......           500,000*        16,625,000
                                                                     -----------
                                                                      57,557,125
                                                                     -----------
INSURANCE (1.22)%
  Compdent Corp.** ........................           400,000*        12,450,000
                                                                     -----------
LEISURE & RECREATION (0.94)%
  Ride, Inc.** ............................           400,000*         9,650,000
                                                                     -----------
MEDICAL/DENTAL (2.83)%
  Gulf South Medical Supply, Inc.** .......           650,000*        13,487,500
  i-Stat Corp.** ..........................           500,000*        15,500,000
                                                                     -----------
                                                                      28,987,500
                                                                     -----------
MOTION PICTURES (0.53)%
  Regal Cinemas, Inc.,** ..................           137,600*         5,400,800
                                                                     -----------
OIL & GAS (1.08)%
  Cairn Energy USA, Inc.** ................           393,400*         4,720,800
  Pride Petroleum Services, Inc.** ........           500,000*         4,375,000
  Tetra Technologies, Inc.**  .............           150,000*         1,987,500
                                                                     -----------
                                                                      11,083,300
                                                                     -----------
PUBLISHING (0.55)%
  Desktop Data, Inc.** ....................           158,700*         5,673,525
                                                                     -----------
RETAIL (6.21)%
  CUC International, Inc.** ...............           900,000         31,162,500
  Dollar Tree Stores, Inc.**  .............           167,500*         4,522,500
  Men's Wearhouse Inc., (The)** ...........           200,000*         7,800,000
  PetSmart, Inc.** ........................           420,000         14,070,000
  Seattle Filmworks, Inc.** ...............           300,000*         6,075,000
                                                                     -----------
                                                                      63,630,000
                                                                     -----------
TELECOMMUNICATIONS (2.70)%
  DSP Communications, Inc.**  .............           400,000*        14,500,000
  EIS International, Inc.** ...............           250,000*         4,625,000
  Global Village Communication, Inc.** ....           500,000          8,500,000
                                                                     -----------
                                                                      27,625,000
                                                                     -----------
TEXTILES (2.61)%
  Tommy Hilfiger Corp.** ..................           700,000         26,687,500
                                                                     -----------
           TOTAL COMMON STOCKS
          (Cost  $631,871,804)                         (91.74)%      939,645,456
                                                      --------       -----------

                                         INTEREST    PAR VALUE          MARKET
ISSUER, DESCRIPTION                        RATE    (000'S OMITTED)      VALUE
-------------------                        ----    ---------------      -----
SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT (4.76)%
Investment in a joint repurchase
  agreement transaction with
  SBC Capital Markets Inc.
  dated 10-31-95, due 11-01-95
  (secured by U.S. Treasury Bond,
  8.750% due 05-15-17 and
  U.S. Treasury Note, 5.750%
  due 09-30-97) -- Note A .............     5.89%    $48,750        $48,750,000
                                                                  -------------
SHORT-TERM NOTES (1.78)%
Ford Motor Co., due 11-01-95 ..........     5.72       7,300          7,300,000
Merrill Lynch & Co., Inc., due 11-01-95     5.87       5,000          5,000,000
Merrill Lynch & Co., Inc., due 11-03-95     5.80       6,000          5,998,067
                                                                  -------------
                                                                     18,298,067
                                                                  -------------
CORPORATE SAVINGS ACCOUNT (0.07)%
Investors Bank & Trust Company
  Daily Interest Savings Account
  Current Rate 3.00% ..................                                 701,702
                                                                  -------------
  TOTAL SHORT-TERM INVESTMENTS ........                (6.61)%       67,749,769
                                                       -----      -------------
             TOTAL INVESTMENTS ........               (98.35)%   $1,007,395,225
                                                     =======      =============

---------------
 * Securities, other than short-term investments, newly added to the portfolio during the year ended October 31, 1995.
** Non-income producing security.
 + Denotes an affiliated company in which the Fund has ownership of at least 5% of the voting securities. Investments in affiliates at October 31, 1995 were as follows:


   AFFILIATE                         COST        DIVIDEND INCOME
   ---------                         ----        ---------------
   PMT Services, Inc.             $7,786,883         ****

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds - Special Equities Fund

NOTE A --
ACCOUNTING POLICIES

   John Hancock Special Equities Fund (the "Fund") is a diversified open-end management investment company, registered under the Investment Company Act of 1940.

   The Trustees have authorized the issuance of three classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission. Shareholders of a class which bears distribution/service expenses under terms of a distribution plan, have exclusive voting rights to such distribution plan. Class Aand Class B shares of the Fund were reopened to new shareholders on February 15, 1995. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

   The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principals. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class as explained previously.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

NOTE B  --
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.85% of the first $250,000,000 of the Fund's average daily net asset value, and (b) 0.80% of the Fund's average daily net asset value in excess of $250,000,000.

                          NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds - Special Equities Fund

   In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000, and 1.5% of the remaining average daily net asset value.

   The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. Prior to January 1, 1995 JH Funds was known as John Hancock Broker Distribution Services, Inc. For the period ended October 31, 1995, net sales charges received with regard to sales of Class A shares amounted to $4,505,322. Out of this amount, $685,379 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,990,410 was paid as sales commissions to unrelated broker-dealers and $829,533 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries which include Tucker Anthony and Sutro.

   Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% (4.0% on purchases made prior to January 1, 1994) of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended October 31, 1995, contingent deferred sales charges paid to JH Funds amounted to $795,354.

   In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution/service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

   The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. Prior to January 1, 1995, Investor Services was known as John Hancock Fund Services, Inc.

   Prior to January 1, 1995, the Fund paid Investor Services a monthly transfer agent fee equivalent, on an annual basis, to 0.40%, 0.42% and 0.10% of the average daily net asset value of Class A, Class B and Class C shares of the Fund, respectively, plus out-of-pocket expenses incurred by Fund Services on behalf of the Fund. For the period January 1, 1995 through October 31, 1995, Class A, Class B and Class C shares paid transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses. For the year ended October 31, 1995 the transfer agent expense, calculated as a class specific expense was $1,045,963 for Class A, $839,318 for Class B and $9,509 for Class C, respectively.

   Messrs. Edward J. Boudreau, Jr., and Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock funds, as applicable, to cover its liability for the

                         NOTES TO FINANCIAL STATEMENTS

                  John Hancock Funds -- Special Equities Fund

deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.


NOTE C  --
INVESTMENT TRANSACTIONS:

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended October 31, 1995, aggregated $738,929,047 and $513,809,441, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended October 31, 1995.

   The cost of investments owned at October 31, 1995 (including the short-term investments) for Federal income tax purposes was $698,919,871. Gross unrealized appreciation and depreciation of investments aggregated $320,647,759 and $12,874,107, respectively, resulting in net unrealized appreciation of $307,773,652.

NOTE D  --
RECLASSIFICATION OF ACCOUNTS

During the year ended October 31, 1995, the Fund has reclassified the accumulated net investment loss of $8,551,548 to capital paid-in. This represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1995. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principle.

                  John Hancock Funds -- Special Equities Fund


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of John Hancock Special Equities Fund

We have audited the accompanying statement of assets and liabilities of John Hancock Special Equities Fund (the "Fund"), including the schedule of investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of John Hancock Special Equities Fund at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods in conformity with generally accepted accounting principles.

                                                      /s/ ERNST & YOUNG LLP
                                                      ---------------------

Boston, Massachusetts
December 15, 1995

TAX INFORMATION NOTICE (UNAUDITED)

For Federal Income Tax purposes, the following information is furnished with respect to the taxable distribution of the Fund during its fiscal year ended October 31, 1995.

   The Fund has not paid any distributions of ordinary income, dividends or net long-term capital gains during the fiscal year.

                                     PART C.

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

        (a) Financial Statements included in the Registration Statement:

        John Hancock Special Equities Fund

          Statement of Assets and Liabilities as of October 31, 1995. Statement of Operations for the year ended October 31, 1995 Statement of Changes in Net Assets for each of the two years in the period ended October 31, 1995.
          Financial Highlights for each of the 5 years ended October 31, 1995. Schedule of Investments as of October 31, 1995.
          Notes to Financial Statements.

       (b) Exhibits:

       Exhibits previously filed are incorporated herein by reference to the filing containing such exhibit identified in the description to the exhibit.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     No person is directly or indirectly controlled by or under common control with Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

     As of January 31, 1996 the number of record holders of shares of Registrant was as follows:

              TITLE                            NUMBER OF RECORD HOLDERS
              -----                            ------------------------
                                            Class A     Class B     Class C
                                            -------     -------     -------
   John Hancock Special Equities Fund       56,958       47,971       4

ITEM 27.  INDEMNIFICATION

(a) Under Registrant's Declaration of Trust. Section 4.3 of Registrant's Declaration of Trust provides as follows:

"Indemnification of Trustees, Officers, Etc." The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened. While acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust, provided that no individual shall be indemnified hereunder against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, and provided further that as to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such compromise is in the best interests of the Trust and that such person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or
(b) if such quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or
(c) a Majority Shareholder Vote (excluding Shares owned of record or beneficially by such individual). The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he may be lawfully entitled. The Trustees may make advance payments in connection with the expense of defending any action with respect to which indemnification might be sought under this Section 4.3, provided that the indemnified Trustee, officer, employee or agent shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

(b) Under the Distribution Agreement. Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

(c) Under the By-Laws of the John Hancock Mutual Life Insurance Company (the "Insurance Company"), John Hancock Funds and John Hancock Advisers, Inc. (the "Adviser").

    Section 9a of the By-Laws of the Insurance Company provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined to be entitled to indemnification.

    Article IX of the respective By-Laws of John Hancock Funds and the Adviser provide as follows:

    "Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation, or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by law."

    "Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person."

    Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the "Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to Section 10.1 of the Registrant's By-Laws,
Section 13 of the Underwriting Agreement filed as Exhibit 6 to the original Registration Statement, the By-Laws of the Registrant, the By-laws of the Distributors, the Adviser, or the Insurance Company or otherwise. Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Investment Adviser, reference is made to Forms ADV (801-8124) filed under the Investment Advisers Act of 1940, herein incorporated by reference.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Fund, John Hancock Current Interest, John Hancock Series, Inc., John Hancock Tax-Free Bond Fund, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Limited-Term Government Fund, John Hancock Tax-Exempt Income Fund, John Hancock Sovereign Investors Fund, Inc., John Hancock Special Equities Fund, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series Fund, John Hancock Strategic Series, John Hancock Technology Series, Inc., John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, Freedom Investment Trust, Freedom Investment Trust II and Freedom Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.

 NAME AND PRINCIPAL         POSITIONS AND OFFICES        POSITIONS AND OFFICES
  BUSINESS ADDRESS            WITH UNDERWRITER             WITH REGISTRANT
-------------------         ---------------------        ---------------------
Edward J. Boudreau, Jr.     Chairman, President and      Chairman
101 Huntington Avenue       Chief Executive Officer
Boston, Massachusetts

Robert H. Watts             Director, Executive Vice     None
John Hancock Place          President and Chief
P.O. Box 111                Compliance Officer
Boston, Massachusetts

James V. Bowhers            Executive Vice President     None
101 Huntington Avenue
Boston, Massachusetts

Foster L. Aborn             Director                     None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro       Director                     None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Robert G. Freedman          Director                     Vice Chairman and
101 Huntington Avenue                                    Chief Invesment Officer
Boston, Massachusetts

Stephen M. Blair            Executive Vice President     None
101 Huntington Avenue
Boston, Massachusetts

Thomas H. Drohan            Senior Vice President        Senior Vice President
101 Huntington Avenue                                    and Secretary
Boston, Massachusetts

David A. King               Director and Senior          None
101 Huntington Avenue       Vice President
Boston, Massachusetts

James W. McLaughlin         Senior Vice President and    None
101 Huntington Avenue       Chief Financial Officer
Boston, Massachusetts

James B. Little             Senior Vice President        Senior Vice President
101 Huntington Avenue                                    and Chief Financial
Boston, Massachusetts                                    Officer

Michael T. Carpenter        Senior Vice President        None
101 Huntington Avenue
Boston, Massachusetts

William S. Nichols          Senior Vice President        None
101 Huntington Avenue
Boston, Massachusetts

John A. Morin               Vice President               Vice President
101 Huntington Avenue
Boston, Massachusetts

Susan S. Newton             Vice President and           Vice President and
101 Huntington Avenue       Secretary                    Secretary
Boston, Massachusetts

Christopher M. Meyer        Treasurer                    None
101 Huntington Avenue
Boston, Massachusetts

Stephen L. Brown            Director                     None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney           Director                     None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore         Director                     None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione         Director                     Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John Goldsmith              Director                     None
One Beacon Street
Boston, Massachusetts

Richard O. Hansen           Director                     None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher         Director                     None
53 State Street
Boston, Massachusetts

John M. DeCiccio            Director                     None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

    (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

ITEM 31. MANAGEMENT SERVICES

    Not applicable.

ITEM 32. UNDERTAKINGS

    (a) Not applicable.

    (b) Not applicable.

    (c) Registrant hereby undertakes to furnish each person to whom a prospectus with respect to a series of the Registrant is delivered with a copy of the latest annual report to shareholders with respect to that series upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 28th day of February 1996.

                                             JOHN HANCOCK SPECIAL EQUITIES FUND

                                             By:                              *

                                                -------------------------------
                                                Edward J. Boudreau, Jr.
                                                Chairman

         Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                           Title                       Date

        *                                 Chairman
----------------------         (Principal Executive Officer)
Edward J. Boudreau, Jr.

                             Senior Vice President and Chief
/s/ James B. Little           Financial Officer (Principal    February 28, 1996
-------------------           Financial and Accounting Officer)
James B. Little

        *
-------------------                      Trustee
Dennis S. Aronowitz

        *
----------------------                   Trustee
Richard P. Chapman, Jr.

        *
----------------------                   Trustee
William J. Cosgrove

        *
----------------------                   Trustee
Gail D. Fosler

        *
----------------------                   Trustee
Bayard Henry

        *
----------------------                   Trustee
Richard S. Scipione

        *
----------------------                   Trustee
Edward J. Spellman

                                                               February 28, 1996
/s/ Thomas H. Drohan
--------------------
*By:  Thomas H. Drohan
     (Attorney-in-Fact)

                                  EXHIBIT INDEX

EXHIBIT NO.                         DESCRIPTION                      PAGE NUMBER

99.B1 Declaration of Trust of Registrant as amended and restated February 28, 1992.*

99.B2    By-Laws as adopted on December 8, 1993.*

99.B2.1  Amendment to By-Laws dated December 13, 1994.*

99.B3    None

99.B4    Specimen share certificate for the John Hancock Special
         Equities Fund Classes A & B and C.*

99.B5    Investment Management Contract between Registrant and
         John Hancock Advisers, Inc. dated January 1, 1994.*

99.B6    Distribution Agreement with Registrant and John Hancock
         Broker Distribution Services, Inc. dated August 1, 1991.*

99.B6.1  Form of Soliciting Dealer Agreement between John Hancock
         Broker Distribution Services, Inc. and Selected Dealers.*

99.B6.2  Form of Financial Institution Sales and Service Agreement.*

99.B7    None

99.B8 Master Custodian Agreement between Registrant and Investors Bank & Trust Company dated December 15, 1992.*

99.B9 Transfer Agency and Service Agreement between Registrant and John Hancock Fund Services, Inc. dated January 1, 1991.*

99.B10   Opinion and Consent of Ropes and Gray.*

99.B11   Consent of Ernst & Young LLP.+

99.B12 Financial Statement of the John Hancock Special Equities Fund for the fiscal year ended October 31, 1995 included in Parts A and B.+

99.B13 Subscription Agreement between Registrant and John Hancock Advisers, Inc. dated December 17, 1984.*

EXHIBIT NO.                         DESCRIPTION                      PAGE NUMBER

99.B14   None

99.B15   Class A Distribution Plan between John Hancock Special
         Equities Fund and John Hancock Broker Services, Inc.*

99.B15.1 Class B Distribution Plan between John Hancock Special
         Equities Fund and John Hancock Broker Services, Inc. *

99.B16   Schedule for Computation of total return.+

99.B17 Powers of Attorney dated November 20, 1984, dated July 22, 1985, dated May 17, 1988, dated November 15, 1988, dated May 17, 1991, May 21, 1984, June dated October 15, 1991, dated January 1, 1994 and June 22, 1994.*

99.27Class A Financial Data Schedules-Class A

99.27Class B Financial Data Schedules-Class B

99.27Class C Financial Data Schedules-Class C

*Previously filed with Registration Statement and/or post-effective amendment and incorporated by reference herein.

+Filed herewith.